UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Contrafund®

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class A	8.0
Meta Platforms, Inc. Class A	6.9
Microsoft Corp.	6.8
Amazon.com, Inc.	6.6
UnitedHealth Group, Inc.	5.6
Apple, Inc.	4.2
Alphabet, Inc. Class A	3.5
Alphabet, Inc. Class C	3.1
Eli Lilly & Co.	2.2
NVIDIA Corp.	2.2
49.1

Market Sectors as of June 30, 2022

% of fund's net assets
Information Technology	24.3
Health Care	15.9
Communication Services	14.8
Financials	14.5
Consumer Discretionary	10.9
Industrials	5.0
Energy	4.3
Consumer Staples	3.6
Materials	3.2
Real Estate	0.3
Utilities	0.3

Asset Allocation (% of fund's net assets)

As of June 30, 2022 *
Stocks	95.6%
Convertible Securities	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

* Foreign investments - 7.7%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.8%
Entertainment - 1.0%
Activision Blizzard, Inc.	961,018	$74,825
Netflix, Inc. (a)	3,482,590	609,001
The Walt Disney Co. (a)	1,194,556	112,766
Universal Music Group NV	6,117,347	122,567
Warner Music Group Corp. Class A	1,257,357	30,629
		949,788
Interactive Media & Services - 13.6%
Alphabet, Inc.:
Class A (a)	1,548,593	3,374,787
Class C (a)	1,392,398	3,045,801
Bumble, Inc. (a)	2,881,656	81,119
Meta Platforms, Inc. Class A (a)	41,728,146	6,728,664
Zoominfo Technologies, Inc. (a)	746,693	24,820
		13,255,191
Media - 0.2%
Liberty Media Corp. Liberty Formula One Group Series C (a)	2,951,982	187,362

TOTAL COMMUNICATION SERVICES		14,392,341

CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.6%
General Motors Co. (a)	3,627,308	115,203
Hyundai Motor Co.	651,600	91,248
Rad Power Bikes, Inc. (a)(b)(c)	2,588,458	13,486
Rivian Automotive, Inc. (d)	636,792	16,391
Tesla, Inc. (a)	77,039	51,880
Toyota Motor Corp.	16,113,951	248,627
		536,835
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	10,993	962
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. Class A (a)	2,855,642	254,381
Chipotle Mexican Grill, Inc. (a)	30,818	40,287
Hilton Worldwide Holdings, Inc.	1,431,150	159,487
Marriott International, Inc. Class A	270,751	36,825
		490,980
Household Durables - 0.1%
Lennar Corp. Class A	1,105,942	78,046
Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (a)	59,926,860	6,364,832
Cazoo Group Ltd. Class A(a)	7,166,741	5,160
Coupang, Inc. Class A (a)(e)	11,361,771	144,863
Deliveroo PLC Class A (a)(d)	51,348,664	56,494
Doordash, Inc. (a)	164,002	10,524
Wayfair LLC Class A (a)	68,354	2,978
Zomato Ltd. (a)(b)	36,025,900	23,339
		6,608,190
Leisure Products - 0.0%
Thule Group AB (d)(e)	544,721	13,381
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,206,508	188,034
Dollarama, Inc.	399,334	22,995
		211,029
Specialty Retail - 2.0%
Academy Sports & Outdoors, Inc.	3,837,259	136,376
AutoZone, Inc. (a)	118,360	254,370
Dick's Sporting Goods, Inc. (e)	2,123,484	160,047
Fanatics, Inc. Class A (b)(c)	2,461,391	148,865
National Vision Holdings, Inc. (a)(e)	1,558,187	42,850
O'Reilly Automotive, Inc. (a)	403,069	254,643
The Home Depot, Inc.	2,439,938	669,202
TJX Companies, Inc.	445,785	24,897
Ulta Beauty, Inc. (a)	202,522	78,068
Williams-Sonoma, Inc.	1,642,692	182,257
		1,951,575
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (a)	118,140	30,167
Dr. Martens Ltd.	14,107,213	40,768
lululemon athletica, Inc. (a)	92,036	25,090
NIKE, Inc. Class B	2,850,217	291,292
On Holding AG (e)	8,277,204	146,424
Tapestry, Inc.	388,751	11,865
		545,606

TOTAL CONSUMER DISCRETIONARY		10,436,604

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	1,142,349	61,518
Constellation Brands, Inc. Class A (sub. vtg.)	127,137	29,631
Diageo PLC	2,210,853	95,493
Keurig Dr. Pepper, Inc.	308,847	10,930
PepsiCo, Inc.	2,039,888	339,968
The Coca-Cola Co.	9,013,595	567,045
The Vita Coco Co., Inc. (e)	446,246	4,369
		1,108,954
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	1,081,716	28,903
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	998,564	38,951
Costco Wholesale Corp.	2,813,145	1,348,284
Kroger Co.	600,071	28,401
Walmart, Inc.	999	121
		1,444,660
Food Products - 0.0%
Mondelez International, Inc.	328,393	20,390
Nestle SA (Reg. S)	184,732	21,590
		41,980
Household Products - 0.1%
Procter & Gamble Co.	336,636	48,405
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	2,592,851	660,321
L'Oreal SA (a)	187,200	64,997
L'Oreal SA (a)	187,900	65,240
Olaplex Holdings, Inc.	2,292,829	32,306
		822,864

TOTAL CONSUMER STAPLES		3,466,863

ENERGY - 4.2%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	3,158,265	91,179
Halliburton Co.	2,464,352	77,282
Schlumberger Ltd.	214,978	7,688
Technip Energies NV	321,184	4,004
		180,153
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (a)	608,853	18,661
Canadian Natural Resources Ltd.	6,243,175	335,488
Cenovus Energy, Inc. (Canada)	1,967,455	37,432
Cheniere Energy, Inc.	1,579,074	210,064
Chevron Corp.	2,291,027	331,695
ConocoPhillips Co.	6,001,043	538,954
Continental Resources, Inc. (e)	1,289,695	84,282
Devon Energy Corp.	3,976,459	219,143
Diamondback Energy, Inc.	1,235,737	149,710
EOG Resources, Inc.	2,925,188	323,058
Exxon Mobil Corp.	5,458,173	467,438
Hess Corp.	2,017,496	213,734
Imperial Oil Ltd.	165,395	7,797
Occidental Petroleum Corp.	4,668,528	274,883
Phillips 66 Co.	612,406	50,211
Pioneer Natural Resources Co.	1,399,432	312,185
Reliance Industries Ltd.	2,515,739	82,695
Suncor Energy, Inc.	2,148,280	75,370
Tourmaline Oil Corp.	120,823	6,282
Valero Energy Corp.	1,420,657	150,987
		3,890,069

TOTAL ENERGY		4,070,222

FINANCIALS - 14.5%
Banks - 3.1%
Banco Santander SA (Spain)	3,988,500	11,285
Bank of America Corp.	32,318,673	1,006,080
JPMorgan Chase & Co.	5,951,469	670,195
Kotak Mahindra Bank Ltd. (a)	320,666	6,745
Nu Holdings Ltd. (e)	2,707,259	10,125
Royal Bank of Canada	5,234,454	506,854
Starling Bank Ltd. Series D (a)(b)(c)	26,724,113	76,709
The Toronto-Dominion Bank (e)	6,636,165	435,176
Wells Fargo & Co.	5,935,445	232,491
		2,955,660
Capital Markets - 1.0%
BlackRock, Inc. Class A	8,064	4,911
Blackstone, Inc.	100,200	9,141
Brookfield Asset Management, Inc. (Canada) Class A	1,586,719	70,584
Charles Schwab Corp.	2,806,103	177,290
CME Group, Inc.	120,940	24,756
Coinbase Global, Inc. (a)(e)	162,080	7,621
Goldman Sachs Group, Inc.	208,761	62,006
Morgan Stanley	7,593,768	577,582
MSCI, Inc.	115,337	47,536
		981,427
Consumer Finance - 0.1%
American Express Co.	236,290	32,755
Capital One Financial Corp.	562,103	58,566
		91,321
Diversified Financial Services - 8.0%
Berkshire Hathaway, Inc. Class A (a)(e)	18,936	7,743,878
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	21,070
		7,764,948
Insurance - 2.3%
Admiral Group PLC	5,693,781	155,533
American International Group, Inc.	7,288,772	372,675
Aon PLC	79,120	21,337
Arthur J. Gallagher & Co.	809,254	131,941
Brookfield Asset Management Reinsurance Partners Ltd.	7,648	341
Chubb Ltd.	2,377,191	467,308
Fairfax Financial Holdings Ltd. (sub. vtg.)	141,319	74,886
Hartford Financial Services Group, Inc.	1,719,537	112,509
Intact Financial Corp.	662,283	93,415
Marsh & McLennan Companies, Inc.	524,453	81,421
Progressive Corp.	3,338,461	388,163
The Travelers Companies, Inc.	2,106,074	356,200
W.R. Berkley Corp.	133,062	9,083
		2,264,812

TOTAL FINANCIALS		14,058,168

HEALTH CARE - 15.8%
Biotechnology - 3.2%
AbbVie, Inc.	3,171,637	485,768
Argenx SE ADR (a)	127,543	48,323
Biohaven Pharmaceutical Holding Co. Ltd. (a)	49,462	7,207
BioNTech SE ADR (e)	76,598	11,421
Galapagos NV sponsored ADR (a)	1,191,671	66,495
Horizon Therapeutics PLC (a)	2,478,631	197,696
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	105,983	0
Intellia Therapeutics, Inc. (a)	377,113	19,519
Moderna, Inc. (a)	65,654	9,379
Regeneron Pharmaceuticals, Inc. (a)	2,453,080	1,450,089
United Therapeutics Corp. (a)	254,749	60,029
Vertex Pharmaceuticals, Inc. (a)	2,770,493	780,697
Zai Lab Ltd. (a)	3,653,161	12,454
		3,149,077
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	991,936	107,774
DexCom, Inc. (a)	3,989	297
Edwards Lifesciences Corp. (a)	2,264,065	215,290
Envista Holdings Corp. (a)	794,546	30,622
Intuitive Surgical, Inc. (a)	1,080,549	216,877
Sonova Holding AG	301,921	96,144
Straumann Holding AG	49,547	5,969
		672,973
Health Care Providers & Services - 6.5%
23andMe Holding Co. Class B (d)	11,320,291	28,074
AmerisourceBergen Corp.	785,712	111,163
Cano Health, Inc. (a)	2,586,384	11,328
Centene Corp. (a)	461,386	39,038
Cigna Corp.	80,049	21,095
dentalcorp Holdings Ltd. (a)	3,294,390	30,482
Elevance Health, Inc.	663,373	320,131
Guardant Health, Inc. (a)	84,851	3,423
HCA Holdings, Inc.	1,074,143	180,520
Henry Schein, Inc. (a)	662,002	50,802
McKesson Corp.	19,366	6,317
Option Care Health, Inc. (a)	2,830,198	78,651
P3 Health Partners, Inc. (a)(b)(f)	2,735,364	9,667
UnitedHealth Group, Inc.	10,560,113	5,423,991
		6,314,682
Health Care Technology - 0.0%
Doximity, Inc. (e)	1,187,726	41,357
Life Sciences Tools & Services - 1.2%
Danaher Corp.	2,329,059	590,463
ICON PLC (a)	46,670	10,113
Mettler-Toledo International, Inc. (a)	185,201	212,753
Thermo Fisher Scientific, Inc.	387,111	210,310
Veterinary Emergency Group LLC Class A (b)(c)(g)	1,029,105	53,898
Waters Corp. (a)	139,980	46,331
		1,123,868
Pharmaceuticals - 4.2%
AstraZeneca PLC sponsored ADR	723,409	47,796
Bristol-Myers Squibb Co.	5,672,839	436,809
Eli Lilly & Co.	6,621,731	2,146,964
GSK PLC sponsored ADR	252,733	11,001
Intra-Cellular Therapies, Inc. (a)	442,385	25,251
Johnson & Johnson	1,914,975	339,927
Merck & Co., Inc.	3,548,367	323,505
Nuvation Bio, Inc. (a)(e)	10,502,545	34,028
Pfizer, Inc.	3,655,078	191,636
Roche Holding AG (participation certificate)	342,579	114,524
Royalty Pharma PLC	5,209,544	219,009
UCB SA	102,158	8,633
Zoetis, Inc. Class A	732,723	125,948
		4,025,031

TOTAL HEALTH CARE		15,326,988

INDUSTRIALS - 4.0%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	831,697	357,596
Northrop Grumman Corp.	1,068,459	511,332
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	3,585,070	250,955
Class C (a)(b)(c)	129,910	9,094
		1,128,977
Air Freight & Logistics - 1.0%
Delhivery Private Ltd. (b)	5,594,700	32,316
United Parcel Service, Inc. Class B	5,316,998	970,565
Zipline International, Inc. (b)(c)	515,816	14,489
		1,017,370
Building Products - 0.2%
Carlisle Companies, Inc.	42,471	10,134
Carrier Global Corp.	668,303	23,832
Fortune Brands Home & Security, Inc.	1,532,586	91,771
Toto Ltd.	3,095,677	102,502
		228,239
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)(e)	6,109,029	11,668
Cintas Corp.	84,106	31,416
Clean TeQ Water Pty Ltd. (a)(e)	2,136,781	612
GFL Environmental, Inc. (e)	630,050	16,255
TulCo LLC (a)(b)(c)(g)	140,771	82,375
ZenPayroll, Inc. (b)(c)	289,200	8,792
		151,118
Electrical Equipment - 0.0%
Acuity Brands, Inc.	63,100	9,720
SES AI Corp. Class A (a)(e)	9,067	36
		9,756
Industrial Conglomerates - 0.4%
General Electric Co.	6,262,301	398,721
Machinery - 0.4%
AutoStore Holdings Ltd. (d)(e)	1,278,700	1,817
Deere & Co.	775,869	232,349
Ingersoll Rand, Inc.	1,367,250	57,534
PACCAR, Inc.	637,179	52,465
		344,165
Professional Services - 0.0%
FTI Consulting, Inc. (a)	19,224	3,477
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	1,820,791	127,181
J.B. Hunt Transport Services, Inc.	850,857	133,984
Old Dominion Freight Lines, Inc.	310,195	79,497
Union Pacific Corp.	1,089,461	232,360
		573,022
Trading Companies & Distributors - 0.0%
Ferguson PLC	82,584	9,237

TOTAL INDUSTRIALS		3,864,082

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	895,656	83,959
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	21,324,440	1,372,867
CDW Corp.	151,108	23,809
		1,396,676
IT Services - 3.0%
Accenture PLC Class A	3,429,840	952,295
Adyen BV (a)(d)	79,153	114,228
Affirm Holdings, Inc. (a)	997	18
ASAC II LP (a)(b)(c)	39,494,500	6,635
Cloudflare, Inc. (a)	2,006,142	87,769
Cognizant Technology Solutions Corp. Class A	1,720,335	116,105
MasterCard, Inc. Class A	609,957	192,429
MongoDB, Inc. Class A (a)	372,383	96,633
Okta, Inc. (a)	989	89
PayPal Holdings, Inc. (a)	56,354	3,936
Shopify, Inc. Class A (a)	9,990	312
Snowflake, Inc. (a)	60,751	8,448
Visa, Inc. Class A (e)	6,747,472	1,328,510
		2,907,407
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)	8,612,335	658,585
Analog Devices, Inc.	1,265,836	184,926
Applied Materials, Inc.	113,559	10,332
Broadcom, Inc.	140,420	68,217
Enphase Energy, Inc. (a)	118,993	23,232
Lam Research Corp.	38,372	16,352
Lattice Semiconductor Corp. (a)	522,923	25,362
Marvell Technology, Inc.	3,400,465	148,022
Monolithic Power Systems, Inc.	73,051	28,055
NVIDIA Corp.	13,878,953	2,103,910
onsemi (a)	4,225,969	212,609
Qualcomm, Inc.	9,746,980	1,245,079
Semtech Corp. (a)	201,370	11,069
Skyworks Solutions, Inc.	103,200	9,560
Synaptics, Inc. (a)(f)	2,146,586	253,404
		4,998,714
Software - 10.1%
Adobe, Inc. (a)	2,516,253	921,100
Aspen Technology, Inc. (a)	30,176	5,543
Atlassian Corp. PLC (a)	1,118,625	209,630
Bill.Com Holdings, Inc. (a)	997	110
Cadence Design Systems, Inc. (a)	803,053	120,482
Check Point Software Technologies Ltd. (a)	424,371	51,680
Clear Secure, Inc. (e)	655,902	13,118
Confluent, Inc.	997	23
Datadog, Inc. Class A (a)	718,103	68,392
Dynatrace, Inc. (a)	97,015	3,826
Epic Games, Inc. (a)(b)(c)	123,700	115,041
Fortinet, Inc. (a)	407,445	23,053
Intuit, Inc.	372,919	143,738
KnowBe4, Inc. (a)	1,354,974	21,165
Microsoft Corp.	25,644,522	6,586,283
Roper Technologies, Inc.	23,836	9,407
Salesforce.com, Inc. (a)	8,761,905	1,446,065
Stripe, Inc. Class B (a)(b)(c)	455,600	11,650
Tanium, Inc. Class B (a)(b)(c)	6,742,751	67,293
		9,817,599
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	30,032,660	4,106,065
Dell Technologies, Inc.	2,090,671	96,610
Pure Storage, Inc. Class A (a)	245,065	6,301
		4,208,976

TOTAL INFORMATION TECHNOLOGY		23,413,331

MATERIALS - 3.1%
Chemicals - 0.5%
CF Industries Holdings, Inc.	1,684,061	144,375
Corteva, Inc.	1,357,132	73,475
Nutrien Ltd.	1,154,346	91,990
Olin Corp.	162,996	7,543
Sherwin-Williams Co.	307,855	68,932
The Mosaic Co.	763,472	36,059
Westlake Corp.	784,800	76,926
		499,300
Metals & Mining - 2.6%
Agnico Eagle Mines Ltd. (Canada)	518,292	23,724
B2Gold Corp.	43,313,109	146,710
Barrick Gold Corp. (Canada)	10,386,413	183,650
Cleveland-Cliffs, Inc. (a)	4,048,176	62,220
First Quantum Minerals Ltd.	519,060	9,847
Franco-Nevada Corp.	4,017,863	528,515
Freeport-McMoRan, Inc.	14,066,857	411,596
Glencore Xstrata PLC	5,704,471	30,898
Ivanhoe Electric, Inc. (f)	668,800	5,819
Ivanhoe Electric, Inc. (f)	4,718,028	36,942
Ivanhoe Mines Ltd. (a)	40,739,777	234,526
Ivanhoe Mines Ltd. (a)(d)	11,924,516	68,646
MP Materials Corp. (a)(e)	138,602	4,446
Newmont Corp.	3,411,599	203,570
Novagold Resources, Inc. (a)	7,093,111	33,890
Nucor Corp.	3,266,616	341,067
Steel Dynamics, Inc.	2,103,885	139,172
Stelco Holdings, Inc.	474,022	11,851
Sunrise Energy Metals Ltd. (a)	4,273,565	6,637
Wheaton Precious Metals Corp.	724,749	26,114
		2,509,840

TOTAL MATERIALS		3,009,140

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth (a)	2,123,169	58,451
Equity Residential (SBI)	129,208	9,331
Prologis (REIT), Inc.	1,574,183	185,203
Welltower, Inc.	624,748	51,448
		304,433
UTILITIES - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp.	873,350	50,008
Exelon Corp.	621,622	28,172
NextEra Energy, Inc.	426,829	33,062
NRG Energy, Inc.	484,090	18,478
PG&E Corp. (a)	7,098,714	70,845
Southern Co.	899,856	64,169
		264,734
TOTAL COMMON STOCKS
(Cost $43,448,703)		92,606,906

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E (a)(b)(c)	165,300	6,496
Series F (b)(c)	878,650	34,531
		41,027
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	337,463	1,758
Series C (a)(b)(c)	1,327,879	6,918
Series D (b)(c)	2,329,100	12,135
		20,811
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	15,500	5,792
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)	637,828	30,779
GoBrands, Inc.:
Series G (a)(b)(c)	55,517	11,927
Series H (b)(c)	69,898	15,017
		57,723
TOTAL CONSUMER DISCRETIONARY		84,326
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	226,491	7,499
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	379,681	8,156
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	3,224,900	14,747
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	0
		14,747
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	969
Lyra Health, Inc.:
Series E (a)(b)(c)	1,478,100	26,946
Series F (b)(c)	69,520	1,267
Somatus, Inc. Series E (b)(c)	15,253	13,310
		42,492
TOTAL HEALTH CARE		57,239
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.8%
Relativity Space, Inc.:
Series D (a)(b)(c)	1,673,085	26,267
Series E (a)(b)(c)	436,722	7,966
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	558,215	390,751
Series H (a)(b)(c)	120,282	84,197
Series N (a)(b)(c)	428,458	299,921
		809,102
Air Freight & Logistics - 0.1%
Zipline International, Inc. Series E (a)(b)(c)	1,317,166	36,999
Commercial Services & Supplies - 0.1%
ZenPayroll, Inc.:
Series D (a)(b)(c)	2,436,137	74,059
Series E (b)(c)	167,099	5,080
		79,139
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	259,581	26,781
TOTAL INDUSTRIALS		952,021
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	653,587	99,633
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	1,300,504	4,526
Carbon, Inc.:
Series D (a)(b)(c)	915,425	11,241
Series E (a)(b)(c)	81,735	1,191
Delphix Corp. Series D (a)(b)(c)	3,712,687	24,429
Nuro, Inc.:
Series C (a)(b)(c)	3,293,118	39,946
Series D (b)(c)	643,113	7,801
Stripe, Inc. Series H (a)(b)(c)	190,300	4,866
Tenstorrent, Inc. Series C1 (a)(b)(c)	200,200	11,267
		105,267
TOTAL INFORMATION TECHNOLOGY		204,900
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (a)(b)(c)	14,154,085	62,844

TOTAL CONVERTIBLE PREFERRED STOCKS		1,418,012

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (b)	1,059,433	51,124
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	9,086,766	106,133

TOTAL NONCONVERTIBLE PREFERRED STOCKS		157,257

TOTAL PREFERRED STOCKS
(Cost $1,015,617)		1,575,269
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (b)(c)	9,273	1,388
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h)	11,130	11,130
TOTAL PREFERRED SECURITIES
(Cost $20,403)		12,518
	Shares	Value (000s)

Money Market Funds - 3.7%
Fidelity Cash Central Fund 1.58% (i)	2,650,794,956	2,651,325
Fidelity Securities Lending Cash Central Fund 1.58% (i)(j)	866,086,459	866,173
TOTAL MONEY MARKET FUNDS
(Cost $3,517,497)		3,517,498
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $48,002,220)		97,712,191
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(732,555)
NET ASSETS - 100%		$96,979,636

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,427,328,000 or 2.5% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $299,031,000 or 0.3% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Acrisure Holdings, Inc. Series B	3/22/21	$6,918
ASAC II LP	10/10/13	$3,041
ASAPP, Inc. Series C	4/30/21	$8,580
Beta Technologies, Inc. Series B, 6.00%	4/4/22	$26,781
Bowery Farming, Inc. Series C1	5/18/21	$13,646
ByteDance Ltd. Series E1	11/18/20	$71,616
Carbon, Inc. Series D	12/15/17	$21,376
Carbon, Inc. Series E	3/22/19	$2,288
Circle Internet Financial Ltd. Series E	5/11/21	$17,195
Circle Internet Financial Ltd. Series F	5/9/22	$26,878
Delhivery Private Ltd.	5/20/21	$27,309
Delphix Corp. Series D	7/10/15	$33,414
Discord, Inc. Series I	9/15/21	$8,535
ElevateBio LLC Series C	3/9/21	$13,528
Epic Games, Inc.	7/13/20 - 7/30/20	$71,128
Fanatics, Inc. Class A	8/13/20 - 12/15/21	$82,369
Get Heal, Inc. Series B	11/7/16	$10,944
GoBrands, Inc. Series G	3/2/21	$13,864
GoBrands, Inc. Series H	7/22/21	$27,155
High Power Exploration, Inc. Series A	11/15/19 - 3/4/21	$74,592
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Intarcia Therapeutics, Inc. 6% 7/18/22	1/3/20	$9,273
Lyra Health, Inc. Series E	1/14/21	$13,534
Lyra Health, Inc. Series F	6/4/21	$1,092
Nuro, Inc. Series C	10/30/20	$42,990
Nuro, Inc. Series D	10/29/21	$13,406
P3 Health Partners, Inc.	5/25/21	$27,354
Rad Power Bikes, Inc.	1/21/21	$12,486
Rad Power Bikes, Inc. Series A	1/21/21	$1,628
Rad Power Bikes, Inc. Series C	1/21/21	$6,405
Rad Power Bikes, Inc. Series D	9/17/21	$22,322
Rapyd Financial Network 2016 Ltd.	3/30/21	$25,000
Reddit, Inc. Series E	5/18/21	$7,021
Reddit, Inc. Series F	8/11/21	$54,296
Relativity Space, Inc. Series D	11/20/20	$24,974
Relativity Space, Inc. Series E	5/27/21	$9,973
Somatus, Inc. Series E	1/31/22	$13,310
Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	$60,159
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Space Exploration Technologies Corp. Series N	8/4/20	$115,684
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$52,246
Stripe, Inc. Class B	5/18/21	$18,282
Stripe, Inc. Series H	3/15/21	$7,636
Tanium, Inc. Class B	4/21/17 - 9/18/20	$57,901
Tenstorrent, Inc. Series C1	4/23/21	$11,903
Tenstorrent, Inc. 0%	4/23/21	$11,130
TulCo LLC	8/24/17 - 9/7/18	$51,985
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	$39,452
ZenPayroll, Inc.	10/1/21	$8,326
ZenPayroll, Inc. Series D	7/16/19	$32,431
ZenPayroll, Inc. Series E	7/13/21	$5,079
Zipline International, Inc.	10/12/21	$18,569
Zipline International, Inc. Series E	12/21/20	$42,978
Zomato Ltd.	12/9/20 - 2/5/21	$22,002

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$1,364,187	$9,185,046	$7,897,908	$6,633	$--	$--	$2,651,325	4.9%
Fidelity Securities Lending Cash Central Fund 1.58%	435,183	2,602,367	2,171,377	1,027	--	--	866,173	2.2%
Total	$1,799,370	$11,787,413	$10,069,285	$7,660	$--	$--	$3,517,498

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Ivanhoe Electric, Inc.	$--	$7,859	$--	$--	$--	$(2,040)	$5,819
Ivanhoe Electric, Inc.	--	--	--	--	--	25,194	36,942
P3 Health Partners, Inc.	18,294	--	--	--	--	(8,627)	9,667
Synaptics, Inc.	696,243	2,056	53,013	--	1,445	(393,327)	253,404
Total	$714,537	$9,915	$53,013	$--	$1,445	$(378,800)	$305,832

 (a) Includes the value of securities delivered through in-kind transactions, as applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$14,433,368	$14,269,774	$122,567	$41,027
Consumer Discretionary	10,572,054	10,002,287	353,869	215,898
Consumer Staples	3,474,362	3,158,025	308,838	7,499
Energy	4,176,355	4,176,355	--	--
Financials	14,066,324	13,949,104	11,285	105,935
Health Care	15,384,227	15,142,930	130,160	111,137
Industrials	4,816,103	3,363,559	134,818	1,317,726
Information Technology	23,618,231	23,098,484	114,228	405,519
Materials	3,071,984	2,941,300	67,840	62,844
Real Estate	304,433	304,433	--	--
Utilities	264,734	264,734	--	--
Preferred Securities	12,518	--	--	12,518
Money Market Funds	3,517,498	3,517,498	--	--
Total Investments in Securities:	$97,712,191	$94,188,483	$1,243,605	$2,280,103

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Industrials
Beginning Balance	$1,226,738
Net Realized Gain (Loss) on Investment Securities	60,362
Net Unrealized Gain (Loss) on Investment Securities	82,954
Cost of Purchases	34,815
Proceeds of Sales	(60,362)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers of of Level 3	(26,781)
Ending Balance	$1,317,726
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$82,954
Other Investments in Securities
Beginning Balance	$1,072,249
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(138,558)
Cost of Purchases	40,434
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(11,748)
Ending Balance	$962,377
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(138,558)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $824,480) — See accompanying schedule: Unaffiliated issuers (cost $44,281,968)	$93,888,861
Fidelity Central Funds (cost $3,517,497)	3,517,498
Other affiliated issuers (cost $202,755)	305,832
Total Investment in Securities (cost $48,002,220)		$97,712,191
Restricted cash		5,297
Foreign currency held at value (cost $37)		36
Receivable for investments sold		336,014
Receivable for fund shares sold		18,739
Dividends receivable		39,855
Distributions receivable from Fidelity Central Funds		3,156
Other receivables		9,632
Total assets		98,124,920
Liabilities
Payable for investments purchased	$149,277
Payable for fund shares redeemed	59,805
Accrued management fee	28,492
Other affiliated payables	10,182
Other payables and accrued expenses	31,538
Collateral on securities loaned	865,990
Total liabilities		1,145,284
Net Assets		$96,979,636
Net Assets consist of:
Paid in capital		$39,765,229
Total accumulated earnings (loss)		57,214,407
Net Assets		$96,979,636
Net Asset Value and Maximum Offering Price
Contrafund:
Net Asset Value, offering price and redemption price per share ($87,105,776 ÷ 6,548,829 shares)		$13.30
Class K:
Net Asset Value, offering price and redemption price per share ($9,873,860 ÷ 739,693 shares)		$13.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$455,718
Income from Fidelity Central Funds (including $1,027 from security lending)		7,660
Total income		463,378
Expenses
Management fee
Basic fee	$311,396
Performance adjustment	(33,566)
Transfer agent fees	63,412
Accounting fees	1,829
Custodian fees and expenses	491
Independent trustees' fees and expenses	214
Registration fees	187
Audit	133
Legal	61
Miscellaneous	250
Total expenses before reductions	344,407
Expense reductions	(2,000)
Total expenses after reductions		342,407
Net investment income (loss)		120,971
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,206)	7,980,122
Affiliated issuers	1,445
Foreign currency transactions	(581)
Total net realized gain (loss)		7,980,986
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,453)	(47,344,272)
Affiliated issuers	(378,800)
Unfunded commitments	872
Assets and liabilities in foreign currencies	(386)
Total change in net unrealized appreciation (depreciation)		(47,722,586)
Net gain (loss)		(39,741,600)
Net increase (decrease) in net assets resulting from operations		$(39,620,629)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,971	$(346,574)
Net realized gain (loss)	7,980,986	20,719,123
Change in net unrealized appreciation (depreciation)	(47,722,586)	10,179,892
Net increase (decrease) in net assets resulting from operations	(39,620,629)	30,552,441
Distributions to shareholders	(1,641,234)	(14,927,529)
Share transactions - net increase (decrease)	(6,923,645)	(6,755,026)
Total increase (decrease) in net assets	(48,185,508)	8,869,886
Net Assets
Beginning of period	145,165,144	136,295,258
End of period	$96,979,636	$145,165,144

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$18.76	$16.77	$13.71	$11.01	$12.24	$9.85
Income from Investment Operations
Net investment income (loss)B,C	.02	(.05)	(.04)	–D	–D	.01
Net realized and unrealized gain (loss)	(5.26)	4.07	4.44	3.27	(.22)	3.14
Total from investment operations	(5.24)	4.02	4.40	3.27	(.22)	3.15
Distributions from net investment income	–	–	–	–	–	(.01)
Distributions from net realized gain	(.22)	(2.03)	(1.34)	(.57)	(1.01)	(.75)
Total distributions	(.22)	(2.03)	(1.34)	(.57)	(1.01)	(.76)
Net asset value, end of period	$13.30	$18.76	$16.77	$13.71	$11.01	$12.24
Total ReturnE,F	(28.19)%	24.36%	32.58%	29.98%	(2.13)%	32.21%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.59%I	.81%	.86%	.85%	.82%	.74%
Expenses net of fee waivers, if any	.59%I	.81%	.86%	.85%	.81%	.74%
Expenses net of all reductions	.59%I	.81%	.85%	.85%	.81%	.74%
Net investment income (loss)	.20%I	(.26)%	(.23)%	(.02)%	.01%	.08%
Supplemental Data
Net assets, end of period (in millions)	$87,106	$128,577	$113,100	$97,098	$82,628	$89,874
Portfolio turnover rateJ	28%I,K	27%K	32%K	26%K	32%K	29%K

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Contrafund Class K

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$16.81	$13.73	$11.01	$12.24	$9.84
Income from Investment Operations
Net investment income (loss)B,C	.02	(.03)	(.02)	.01	.01	.02
Net realized and unrealized gain (loss)	(5.27)	4.07	4.44	3.28	(.23)	3.14
Total from investment operations	(5.25)	4.04	4.42	3.29	(.22)	3.16
Distributions from net investment income	–	–	–	–	–	(.02)
Distributions from net realized gain	(.22)	(2.03)	(1.34)	(.57)	(1.01)	(.74)
Total distributions	(.22)	(2.03)	(1.34)	(.57)	(1.01)	(.76)
Net asset value, end of period	$13.35	$18.82	$16.81	$13.73	$11.01	$12.24
Total ReturnD,E	(28.15)%	24.42%	32.68%	30.17%	(2.07)%	32.34%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.52%H	.74%	.78%	.77%	.73%	.65%
Expenses net of fee waivers, if any	.51%H	.74%	.78%	.76%	.73%	.65%
Expenses net of all reductions	.51%H	.74%	.78%	.76%	.72%	.65%
Net investment income (loss)	.27%H	(.18)%	(.16)%	.06%	.10%	.17%
Supplemental Data
Net assets, end of period (in millions)	$9,874	$16,588	$23,196	$22,626	$25,502	$32,699
Portfolio turnover rateI	28%H,J	27%J	32%J	26%J	32%J	29%J

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$2,267,585	Market approach	Transaction price	$0.03 - $872.63 / $456.64	Increase
			Discount rate	5.3% - 6.1% / 5.4%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Parity price	$4.44	Increase
		Recovery value	Recovery value	$0.00 - $0.17 / $0.17	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.0 - 22.6 / 8.7	Increase
			Term	2.0	Increase
			Volatility	70.0%	Increase
			Premium rate	29.6%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	30.0%	Decrease
			Term	5.0	Increase
			Volatility	80.0%	Increase
			Exit multiple	2.5	Increase
		Black scholes	Discount rate	2.8%	Increase
			Term	1.1	Increase
			Volatility	60.0%	Increase
Preferred Securities	$12,518	Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	$0.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund	$3,885

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustee compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$53,000,535
Gross unrealized depreciation	(3,439,502)
Net unrealized appreciation (depreciation)	$49,561,033
Tax cost	$48,151,158

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Contrafund	Twitter, Inc.	$53,470

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Contrafund	141,570.15

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	16,673,354	25,514,311

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Contrafund	77,233	776,314	1,256,260	Contrafund, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Contrafund	407,509	5,049,090	7,291,329	Contrafund, Class K

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$60,865.12
Class K	2,547.04
	$63,412

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Contrafund	–(a)

 (a) Amount represents less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Contrafund	$297

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund	1,017,413	2,454,601	861,787

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Contrafund	$112

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Contrafund	$108	$10	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,000.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Contrafund
Distributions to shareholders
Contrafund	$1,460,845	$13,046,053
Class K	180,389	1,881,476
Total	$1,641,234	$14,927,529

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Contrafund
Contrafund
Shares sold	182,541	460,572	$2,879,828	$8,438,992
Reinvestment of distributions	81,672	659,076	1,364,687	12,171,042
Shares redeemed	(568,308)	(1,009,147)	(8,905,585)	(18,328,322)
Net increase (decrease)	(304,095)	110,501	$(4,661,070)	$2,281,712
Class K
Shares sold	38,789	121,469	$615,692	$2,200,613
Reinvestment of distributions	10,763	102,076	180,386	1,881,455
Shares redeemed	(191,176)	(722,074)	(3,058,653)	(13,118,806)
Net increase (decrease)	(141,624)	(498,529)	$(2,262,575)	$(9,036,738)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Contrafund
Contrafund	.59%
Actual		$1,000.00	$718.10	$2.51
Hypothetical-C		$1,000.00	$1,021.87	$2.96
Class K	.51%
Actual		$1,000.00	$718.50	$2.17
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Contrafund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Contrafund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CON-SANN-0822
1.705711.124

Fidelity Advisor® New Insights Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Alphabet, Inc. Class A	6.9
Microsoft Corp.	6.2
Meta Platforms, Inc. Class A	5.5
Amazon.com, Inc.	5.1
Berkshire Hathaway, Inc. Class A	4.4
UnitedHealth Group, Inc.	4.1
Apple, Inc.	3.3
NVIDIA Corp.	3.1
Eli Lilly & Co.	2.6
Adobe, Inc.	1.5
42.7

Market Sectors as of June 30, 2022

% of fund's net assets
Information Technology	24.0
Health Care	15.6
Communication Services	14.3
Financials	11.8
Consumer Discretionary	11.0
Industrials	7.3
Energy	6.0
Materials	3.6
Consumer Staples	2.5
Utilities	0.4
Real Estate	0.2

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Stocks	95.0%
Convertible Securities	1.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	87.9%
Canada	4.5%
Switzerland	1.4%
Ireland	1.0%
United Kingdom	1.0%
France	0.8%
Netherlands	0.7%
India	0.5%
Korea (South)	0.5%
Other	1.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.3%
Entertainment - 0.8%
Activision Blizzard, Inc.	44,200	$3,441
Netflix, Inc. (a)	647,990	113,314
Universal Music Group NV	691,409	13,853
Warner Music Group Corp. Class A	157,657	3,841
		134,449
Interactive Media & Services - 12.5%
Alphabet, Inc.:
Class A (a)	547,996	1,194,221
Class C (a)	1,806	3,951
Bumble, Inc. (a)	330,784	9,312
Meta Platforms, Inc. Class A (a)	5,988,716	965,680
Tencent Holdings Ltd.	174,400	7,894
Zoominfo Technologies, Inc. (a)	90,609	3,012
		2,184,070
Media - 0.5%
Charter Communications, Inc. Class A (a)	62,600	29,330
Comcast Corp. Class A	793,100	31,121
Liberty Media Corp. Liberty Formula One Group Series C (a)	350,433	22,242
		82,693
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	642,000	86,375

TOTAL COMMUNICATION SERVICES		2,487,587

CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.4%
General Motors Co. (a)	389,540	12,372
Hyundai Motor Co.	77,337	10,830
Rad Power Bikes, Inc. (a)(b)(c)	474,452	2,472
Rivian Automotive, Inc. (d)	99,005	2,548
Tesla, Inc. (a)	8,184	5,511
Toyota Motor Corp.	1,849,402	28,535
		62,268
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	5,000	438
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	186,996	16,658
Caesars Entertainment, Inc. (a)	270,000	10,341
Chipotle Mexican Grill, Inc. (a)	5,027	6,572
Hilton Worldwide Holdings, Inc.	550,968	61,400
Marriott International, Inc. Class A	29,683	4,037
Sweetgreen, Inc. Class A	938,200	10,930
		109,938
Household Durables - 0.1%
Blu Investments LLC (a)(b)(c)	98,215,581	30
D.R. Horton, Inc.	110,675	7,326
Lennar Corp. Class A	175,518	12,386
		19,742
Internet & Direct Marketing Retail - 5.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	43,100	4,900
Amazon.com, Inc. (a)	8,409,200	893,141
Cazoo Group Ltd. Class A (a)	822,619	592
Coupang, Inc. Class A (a)	1,376,465	17,550
Deliveroo PLC Class A (a)(d)	5,264,631	5,792
Doordash, Inc. (a)	17,572	1,128
FSN E-Commerce Ventures Private Ltd.	1,779	32
Global-e Online Ltd. (a)	443,800	8,951
JD.com, Inc. sponsored ADR	65,300	4,194
Pinduoduo, Inc. ADR (a)	335,000	20,703
Uber Technologies, Inc. (a)	321,900	6,586
Wayfair LLC Class A (a)	96,078	4,185
Zomato Ltd. (a)(b)	6,787,100	4,397
		972,151
Leisure Products - 0.0%
Thule Group AB (d)	62,354	1,532
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	361,607	56,356
Dollarama, Inc.	48,472	2,791
Ollie's Bargain Outlet Holdings, Inc. (a)	312,935	18,385
		77,532
Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.	652,206	23,179
American Eagle Outfitters, Inc.	443,300	4,956
Auto1 Group SE (a)(d)	51,600	378
AutoZone, Inc. (a)	13,686	29,413
Dick's Sporting Goods, Inc. (e)	284,445	21,439
Fanatics, Inc. Class A (b)(c)	372,921	22,554
Floor & Decor Holdings, Inc. Class A (a)	217,500	13,694
Lowe's Companies, Inc.	583,900	101,990
National Vision Holdings, Inc. (a)	206,889	5,689
O'Reilly Automotive, Inc. (a)	48,171	30,433
The Home Depot, Inc.	444,013	121,779
TJX Companies, Inc.	81,703	4,563
Ulta Beauty, Inc. (a)	21,800	8,403
Williams-Sonoma, Inc.	199,133	22,094
		410,564
Textiles, Apparel & Luxury Goods - 1.1%
Allbirds, Inc. Class A (e)	730,289	2,870
Brunello Cucinelli SpA	958,800	43,185
Capri Holdings Ltd. (a)	344,100	14,112
China Hongxing Sports Ltd. (a)(c)	5,977,800	244
Deckers Outdoor Corp. (a)	21,482	5,485
Dr. Martens Ltd.	1,909,605	5,519
lululemon athletica, Inc. (a)	14,144	3,856
LVMH Moet Hennessy Louis Vuitton SE	69,000	42,289
NIKE, Inc. Class B	217,503	22,229
On Holding AG (e)	597,100	10,563
PVH Corp.	187,390	10,662
Ralph Lauren Corp. (e)	53,300	4,778
Tapestry, Inc.	638,829	19,497
		185,289

TOTAL CONSUMER DISCRETIONARY		1,839,454

CONSUMER STAPLES - 2.5%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	128,113	6,899
Constellation Brands, Inc. Class A (sub. vtg.)	13,500	3,146
Diageo PLC	257,190	11,109
Keurig Dr. Pepper, Inc.	33,371	1,181
PepsiCo, Inc.	161,060	26,842
The Coca-Cola Co.	2,098,618	132,024
The Vita Coco Co., Inc. (e)	63,489	622
		181,823
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	116,760	3,120
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	107,500	4,193
Costco Wholesale Corp.	347,500	166,550
Kroger Co.	64,591	3,057
		176,920
Food Products - 0.0%
Mondelez International, Inc.	35,200	2,186
Nestle SA (Reg. S)	19,982	2,335
		4,521
Household Products - 0.1%
Procter & Gamble Co.	163,873	23,563
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	125,004	31,835
L'Oreal SA (a)	29,812	10,351
Olaplex Holdings, Inc.	348,100	4,905
		47,091

TOTAL CONSUMER STAPLES		433,918

ENERGY - 5.8%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	339,700	9,807
Halliburton Co.	300,300	9,417
Noble Corp. (d)	4,432	112
Schlumberger Ltd.	23,200	830
Technip Energies NV	57,700	719
		20,885
Oil, Gas & Consumable Fuels - 5.7%
Antero Resources Corp. (a)	416,200	12,757
Canadian Natural Resources Ltd.	1,773,688	95,312
Cenovus Energy, Inc.	2,455,100	46,671
Cenovus Energy, Inc. (Canada)	211,891	4,031
Cheniere Energy, Inc.	783,717	104,258
Chevron Corp.	249,205	36,080
ConocoPhillips Co.	662,611	59,509
Continental Resources, Inc.	141,900	9,273
Devon Energy Corp.	442,158	24,367
Diamondback Energy, Inc.	141,243	17,112
EOG Resources, Inc.	320,216	35,365
Exxon Mobil Corp.	2,167,707	185,642
GoviEx Uranium, Inc. (a)	642,355	117
GoviEx Uranium, Inc. (a)(d)	23,200	4
GoviEx Uranium, Inc. Class A (a)(d)	2,625,135	479
Hess Corp.	1,350,990	143,124
Imperial Oil Ltd.	22,600	1,065
Occidental Petroleum Corp.	510,518	30,059
Phillips 66 Co.	66,340	5,439
Pioneer Natural Resources Co.	153,665	34,280
Reliance Industries Ltd.	923,331	30,351
Reliance Industries Ltd. sponsored GDR (d)	313,600	20,400
Suncor Energy, Inc.	2,357,778	82,720
Tourmaline Oil Corp.	21,000	1,092
Valero Energy Corp.	152,600	16,218
		995,725

TOTAL ENERGY		1,016,610

FINANCIALS - 11.8%
Banks - 3.3%
Banco Santander SA (Spain)	428,500	1,212
Bank of America Corp.	5,012,365	156,035
Citigroup, Inc.	173,300	7,970
Comerica, Inc.	80,300	5,892
HDFC Bank Ltd. sponsored ADR	643,371	35,360
JPMorgan Chase & Co.	596,059	67,122
Kotak Mahindra Bank Ltd. (a)	169,082	3,557
Nu Holdings Ltd. (e)	381,766	1,428
Royal Bank of Canada	634,460	61,435
Starling Bank Ltd. Series D (a)(b)(c)	3,787,848	10,873
The Toronto-Dominion Bank	794,367	52,092
Wells Fargo & Co.	4,261,216	166,912
		569,888
Capital Markets - 1.2%
BlackRock, Inc. Class A	15,700	9,562
Blackstone, Inc.	10,700	976
Brookfield Asset Management, Inc. (Canada) Class A	183,850	8,178
Charles Schwab Corp.	323,781	20,456
CME Group, Inc.	13,834	2,832
Coinbase Global, Inc. (a)(e)	17,421	819
Goldman Sachs Group, Inc.	98,873	29,367
Morgan Stanley	1,533,547	116,642
MSCI, Inc.	45,119	18,596
		207,428
Consumer Finance - 0.7%
American Express Co.	470,008	65,153
Capital One Financial Corp.	553,142	57,632
		122,785
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class A (a)	1,888	772,098
Insurance - 2.2%
Admiral Group PLC	705,449	19,270
American International Group, Inc.	788,226	40,302
Aon PLC	8,770	2,365
Arthur J. Gallagher & Co.	128,400	20,934
Brookfield Asset Management Reinsurance Partners Ltd.	889	40
Chubb Ltd.	595,907	117,143
Fairfax Financial Holdings Ltd. (sub. vtg.)	43,767	23,193
Hartford Financial Services Group, Inc.	208,053	13,613
Hiscox Ltd.	2,665,843	30,582
Intact Financial Corp.	91,974	12,973
Marsh & McLennan Companies, Inc.	57,937	8,995
Progressive Corp.	418,410	48,649
The Travelers Companies, Inc.	263,738	44,606
W.R. Berkley Corp.	15,500	1,058
		383,723

TOTAL FINANCIALS		2,055,922

HEALTH CARE - 15.6%
Biotechnology - 2.4%
AbbVie, Inc.	281,889	43,174
Alnylam Pharmaceuticals, Inc. (a)	16,484	2,404
Argenx SE ADR (a)	82,485	31,252
Ascendis Pharma A/S sponsored ADR (a)	29,200	2,714
Avid Bioservices, Inc. (a)	546,400	8,338
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,900	1,297
BioNTech SE ADR	8,300	1,238
Erasca, Inc.	145,300	809
Galapagos NV sponsored ADR (a)	161,969	9,038
Horizon Therapeutics PLC (a)	339,692	27,094
Instil Bio, Inc. (a)	562,300	2,598
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	26,062	0
Intellia Therapeutics, Inc. (a)	46,814	2,423
Light Sciences Oncology, Inc. (a)(c)	2,708,254	0
Moderna, Inc. (a)	7,400	1,057
Regeneron Pharmaceuticals, Inc. (a)	329,999	195,072
Relay Therapeutics, Inc. (a)	167,800	2,811
United Therapeutics Corp. (a)	32,302	7,612
Vertex Pharmaceuticals, Inc. (a)	285,346	80,408
Zai Lab Ltd. (a)	522,520	1,781
		421,120
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	161,476	17,544
Boston Scientific Corp. (a)	1,143,708	42,626
Edwards Lifesciences Corp. (a)	259,650	24,690
Envista Holdings Corp. (a)	217,255	8,373
Hologic, Inc. (a)	410,700	28,462
I-Pulse, Inc. (a)(b)(c)	58,562	632
Intuitive Surgical, Inc. (a)	158,251	31,763
Sonova Holding AG	41,274	13,143
Straumann Holding AG	8,860	1,067
		168,300
Health Care Providers & Services - 5.6%
23andMe Holding Co. Class B (d)	1,750,133	4,340
AmerisourceBergen Corp.	93,820	13,274
Cano Health, Inc. (a)	1,143,817	5,010
Centene Corp. (a)	634,318	53,670
Cigna Corp.	396,100	104,380
dentalcorp Holdings Ltd. (a)	378,915	3,506
Elevance Health, Inc.	73,015	35,236
Guardant Health, Inc. (a)	22,680	915
HCA Holdings, Inc.	136,557	22,950
Henry Schein, Inc. (a)	75,667	5,807
McKesson Corp.	2,710	884
Option Care Health, Inc. (a)	327,491	9,101
P3 Health Partners, Inc. (a)(b)	395,420	1,397
UnitedHealth Group, Inc.	1,398,524	718,324
		978,794
Health Care Technology - 0.0%
Doximity, Inc. (e)	162,068	5,643
Life Sciences Tools & Services - 1.8%
Avantor, Inc. (a)	1,106,000	34,397
Danaher Corp.	791,489	200,658
ICON PLC (a)	5,000	1,084
Mettler-Toledo International, Inc. (a)	7,754	8,908
Olink Holding AB ADR (a)	172,800	2,627
Sartorius Stedim Biotech	51,600	16,184
Seer, Inc. (a)	59,354	531
Thermo Fisher Scientific, Inc.	73,808	40,098
Veterinary Emergency Group LLC Class A (b)(c)(f)	175,933	9,214
Waters Corp. (a)	19,022	6,296
		319,997
Pharmaceuticals - 4.8%
AstraZeneca PLC:
(United Kingdom)	270,800	35,724
sponsored ADR	78,000	5,153
Bristol-Myers Squibb Co.	618,282	47,608
Eli Lilly & Co.	1,365,483	442,731
Euroapi SASU (a)(e)	23,468	370
GSK PLC sponsored ADR	27,100	1,180
Intra-Cellular Therapies, Inc. (a)	54,417	3,106
Johnson & Johnson	208,728	37,051
Merck & Co., Inc.	385,092	35,109
Nuvation Bio, Inc. (a)	212,427	688
Pfizer, Inc.	411,777	21,589
Roche Holding AG (participation certificate)	264,590	88,452
Royalty Pharma PLC	776,850	32,659
Sanofi SA	539,800	54,437
UCB SA	51,900	4,386
Zoetis, Inc. Class A	136,081	23,391
		833,634

TOTAL HEALTH CARE		2,727,488

INDUSTRIALS - 6.2%
Aerospace & Defense - 2.7%
Lockheed Martin Corp.	91,114	39,175
Northrop Grumman Corp.	344,586	164,909
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,573,450	180,142
Class C (a)(b)(c)	45,460	3,182
The Boeing Co. (a)	278,000	38,008
TransDigm Group, Inc. (a)	69,300	37,191
Woodward, Inc.	177,700	16,435
		479,042
Air Freight & Logistics - 0.8%
Delhivery Private Ltd. (b)	1,057,200	6,107
GXO Logistics, Inc. (a)	428,170	18,527
United Parcel Service, Inc. Class B	636,582	116,202
Zipline International, Inc. (b)(c)	74,930	2,105
		142,941
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	424,625	28,556
Building Products - 0.4%
Carlisle Companies, Inc.	4,500	1,074
Carrier Global Corp.	108,707	3,876
Fortune Brands Home & Security, Inc.	718,524	43,025
Toto Ltd.	885,376	29,316
		77,291
Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (a)	224,727	429
Cintas Corp.	24,312	9,081
Clean TeQ Water Pty Ltd. (a)	3,189	1
GFL Environmental, Inc.	92,774	2,394
TulCo LLC (a)(b)(c)(f)	17,377	10,168
		22,073
Electrical Equipment - 0.2%
Acuity Brands, Inc.	229,800	35,398
SES AI Corp. Class A (a)(e)	2,200	9
		35,407
Industrial Conglomerates - 0.6%
General Electric Co.	1,540,950	98,112
Machinery - 0.3%
AutoStore Holdings Ltd. (d)	146,700	209
Caterpillar, Inc.	60,400	10,797
Deere & Co.	64,498	19,315
Ingersoll Rand, Inc.	207,896	8,748
PACCAR, Inc.	68,828	5,667
		44,736
Professional Services - 0.1%
CACI International, Inc. Class A (a)	81,000	22,824
FTI Consulting, Inc. (a)	3,400	615
		23,439
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	857,564	59,900
J.B. Hunt Transport Services, Inc.	104,376	16,436
Old Dominion Freight Lines, Inc.	45,700	11,712
Union Pacific Corp.	116,308	24,806
XPO Logistics, Inc. (a)	428,170	20,621
		133,475
Trading Companies & Distributors - 0.0%
Ferguson PLC	7,925	886

TOTAL INDUSTRIALS		1,085,958

INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	101,085	9,476
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	1,657,238	106,693
CDW Corp.	13,479	2,124
		108,817
IT Services - 2.2%
Accenture PLC Class A	371,511	103,150
Adyen BV (a)(d)	11,452	16,527
ASAC II LP (a)(b)(c)	9,408,021	1,581
Cognizant Technology Solutions Corp. Class A	441,028	29,765
Dlocal Ltd.	633,300	16,624
Gartner, Inc. (a)	66,781	16,150
MasterCard, Inc. Class A	459,500	144,963
MongoDB, Inc. Class A (a)	74,849	19,423
PayPal Holdings, Inc. (a)	347,100	24,241
Snowflake, Inc. (a)	6,400	890
Visa, Inc. Class A	8,170	1,609
		374,923
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (a)	1,478,134	113,033
AEHR Test Systems (a)	87,709	658
Analog Devices, Inc.	157,492	23,008
Applied Materials, Inc.	437,017	39,760
ASML Holding NV (Netherlands)	47,200	22,299
Broadcom, Inc.	15,921	7,735
Enphase Energy, Inc. (a)	12,700	2,480
Lam Research Corp.	103,115	43,942
Lattice Semiconductor Corp. (a)	83,805	4,065
Marvell Technology, Inc.	1,656,587	72,111
Micron Technology, Inc.	278,247	15,381
Monolithic Power Systems, Inc.	8,132	3,123
NVIDIA Corp.	3,548,686	537,945
NXP Semiconductors NV	238,213	35,263
onsemi (a)	473,748	23,834
Qualcomm, Inc.	1,158,404	147,975
Semtech Corp. (a)	41,498	2,281
Skyworks Solutions, Inc.	11,000	1,019
Synaptics, Inc. (a)	322,349	38,053
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	362,000	29,594
		1,163,559
Software - 10.5%
Adobe, Inc. (a)	687,856	251,797
Aspen Technology, Inc. (a)	5,400	992
Atlassian Corp. PLC (a)	250,921	47,023
Autodesk, Inc. (a)	217,731	37,441
Cadence Design Systems, Inc. (a)	107,043	16,060
Check Point Software Technologies Ltd. (a)	46,023	5,605
Clear Secure, Inc. (e)	85,156	1,703
Datadog, Inc. Class A (a)	89,439	8,518
Dynatrace, Inc. (a)	17,500	690
Epic Games, Inc. (a)(b)(c)	23,900	22,227
Fortinet, Inc. (a)	59,965	3,393
HashiCorp, Inc.	7,000	206
Intuit, Inc.	164,362	63,352
KnowBe4, Inc. (a)	201,037	3,140
Magic Leap, Inc.:
Class A (c)	30,863	380
warrants (a)(c)	46,794	576
Microsoft Corp.	4,231,215	1,086,703
Qualtrics International, Inc. (a)	281,600	3,523
Rapid7, Inc. (a)	237,000	15,832
Roper Technologies, Inc.	106,700	42,109
Salesforce.com, Inc. (a)	1,008,493	166,442
ServiceNow, Inc. (a)	50,299	23,918
Stripe, Inc. Class B (a)(b)(c)	83,200	2,127
Tanium, Inc. Class B (a)(b)(c)	1,259,978	12,575
Tenable Holdings, Inc. (a)	353,700	16,062
Volue A/S (a)	365,396	883
		1,833,277
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	4,192,510	573,200
Dell Technologies, Inc.	251,960	11,643
Pure Storage, Inc. Class A (a)	40,900	1,052
Samsung Electronics Co. Ltd.	1,515,620	67,024
		652,919

TOTAL INFORMATION TECHNOLOGY		4,142,971

MATERIALS - 3.6%
Chemicals - 0.9%
CF Industries Holdings, Inc.	335,982	28,804
Corteva, Inc.	145,900	7,899
Nutrien Ltd.	44,600	3,552
Nutrien Ltd.	129,900	10,352
Olin Corp.	17,500	810
Sherwin-Williams Co.	261,369	58,523
The Mosaic Co.	439,584	20,762
Tronox Holdings PLC	1,072,200	18,013
Westlake Corp.	90,987	8,919
		157,634
Metals & Mining - 2.7%
Agnico Eagle Mines Ltd. (Canada)	61,600	2,820
B2Gold Corp.	13,035,880	44,155
Barrick Gold Corp. (Canada)	1,168,869	20,668
Cleveland-Cliffs, Inc. (a)	477,770	7,343
First Quantum Minerals Ltd.	63,000	1,195
Franco-Nevada Corp.	1,059,736	139,399
Freeport-McMoRan, Inc.	2,696,900	78,911
Glencore Xstrata PLC	617,400	3,344
Ivanhoe Electric, Inc. (a)	71,500	622
Ivanhoe Electric, Inc.	5,497	43
Ivanhoe Mines Ltd. (a)	8,031,618	46,235
MP Materials Corp. (a)	25,564	820
Newmont Corp.	457,100	27,275
Novagold Resources, Inc. (a)	3,168,401	15,138
Nucor Corp.	374,225	39,073
Steel Dynamics, Inc.	262,748	17,381
Stelco Holdings, Inc.	59,147	1,479
Sunrise Energy Metals Ltd. (a)	6,378	10
Wheaton Precious Metals Corp.	846,200	30,490
		476,401

TOTAL MATERIALS		634,035

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equity Commonwealth (a)	255,024	7,021
Equity Residential (SBI)	13,900	1,004
Gaming & Leisure Properties	4,888	224
Prologis (REIT), Inc.	170,202	20,024
Welltower, Inc.	71,700	5,904
		34,177
UTILITIES - 0.4%
Electric Utilities - 0.4%
Constellation Energy Corp.	262,600	15,036
Exelon Corp.	111,900	5,071
NextEra Energy, Inc.	50,462	3,909
NRG Energy, Inc.	52,000	1,985
PG&E Corp. (a)	2,866,200	28,605
Southern Co.	145,600	10,383
		64,989
TOTAL COMMON STOCKS
(Cost $9,162,339)		16,523,109

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E (a)(b)(c)	30,200	1,187
Series F (b)(c)	127,549	5,013
		6,200
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	61,855	322
Series C (a)(b)(c)	243,394	1,268
Series D (b)(c)	411,659	2,145
		3,735
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	2,800	1,046
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)	68,639	3,312
GoBrands, Inc.:
Series G (a)(b)(c)	8,102	1,741
Series H (b)(c)	10,223	2,196
		7,249
Textiles, Apparel & Luxury Goods - 0.2%
Bolt Threads, Inc.:
Series D (a)(b)(c)	1,324,673	22,877
Series E (b)(c)	627,820	10,842
		33,719
TOTAL CONSUMER DISCRETIONARY		45,749
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	82,543	2,733
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	594,600	2,719
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	0
		2,719
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (a)(b)(c)	270,000	4,922
Series F (b)(c)	10,070	184
Somatus, Inc. Series E (b)(c)	2,206	1,925
		7,031
TOTAL HEALTH CARE		9,750
INDUSTRIALS - 1.1%
Aerospace & Defense - 1.1%
Relativity Space, Inc. Series E (a)(b)(c)	308,359	5,624
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	145,254	101,678
Series H (a)(b)(c)	42,094	29,466
Series N (a)(b)(c)	66,208	46,346
		183,114
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	208,789	5,865
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	52,096	5,375
TOTAL INDUSTRIALS		194,354
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	130,945	19,961
Software - 0.1%
Nuro, Inc.:
Series C (a)(b)(c)	491,080	5,957
Series D (b)(c)	94,265	1,143
Stripe, Inc. Series H (a)(b)(c)	34,900	892
Tenstorrent, Inc. Series C1 (a)(b)(c)	36,600	2,060
		10,052
TOTAL INFORMATION TECHNOLOGY		30,013

TOTAL CONVERTIBLE PREFERRED STOCKS		288,799

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series E (b)	615,508	29,702
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	997,647	11,653
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (c)	325,855	5,846

TOTAL NONCONVERTIBLE PREFERRED STOCKS		47,201

TOTAL PREFERRED STOCKS
(Cost $184,140)		336,000
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (b)(c)	2,280	341
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g)	2,040	2,040
TOTAL PREFERRED SECURITIES
(Cost $4,320)		2,381
	Shares	Value (000s)

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(f)
(Cost $50,430)	50,430,153	15,679

Money Market Funds - 3.4%
Fidelity Cash Central Fund 1.58% (h)	560,487,267	560,599
Fidelity Securities Lending Cash Central Fund 1.58% (h)(i)	26,535,353	26,538
TOTAL MONEY MARKET FUNDS
(Cost $587,137)		587,137
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,988,366)		17,464,306
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(19,580)
NET ASSETS - 100%		$17,444,726

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $628,344,000 or 3.6% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,321,000 or 0.3% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$725
Beta Technologies, Inc. Series B, 6.00%	4/4/22	$5,375
Blu Investments LLC	5/21/20	$170
Bolt Threads, Inc. Series D	12/13/17	$21,247
Bolt Threads, Inc. Series E	2/7/20	$9,657
Bowery Farming, Inc. Series C1	5/18/21	$4,973
ByteDance Ltd. Series E1	11/18/20	$14,348
Circle Internet Financial Ltd. Series E	5/11/21	$9,990
Circle Internet Financial Ltd. Series F	5/9/22	$2,892
Delhivery Private Ltd.	5/20/21	$5,160
Discord, Inc. Series I	9/15/21	$1,542
ElevateBio LLC Series C	3/9/21	$2,494
Epic Games, Inc.	7/13/20 - 7/30/20	$13,743
Fanatics, Inc. Class A	8/13/20 - 12/15/21	$12,264
GoBrands, Inc. Series G	3/2/21	$2,023
GoBrands, Inc. Series H	7/22/21	$3,972
I-Pulse, Inc.	3/18/10	$81
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Intarcia Therapeutics, Inc. 6% 7/18/22	1/3/20	$2,280
Lyra Health, Inc. Series E	1/14/21	$2,472
Lyra Health, Inc. Series F	6/4/21	$158
Nuro, Inc. Series C	10/30/20	$6,411
Nuro, Inc. Series D	10/29/21	$1,965
P3 Health Partners, Inc.	5/25/21	$3,954
Rad Power Bikes, Inc.	1/21/21	$2,289
Rad Power Bikes, Inc. Series A	1/21/21	$298
Rad Power Bikes, Inc. Series C	1/21/21	$1,174
Rad Power Bikes, Inc. Series D	9/17/21	$3,945
Reddit, Inc. Series E	5/18/21	$1,283
Reddit, Inc. Series F	8/11/21	$7,882
Relativity Space, Inc. Series E	5/27/21	$7,041
Somatus, Inc. Series E	1/31/22	$1,925
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$29,628
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,683
Space Exploration Technologies Corp. Series N	8/4/20	$17,876
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$7,252
Stripe, Inc. Class B	5/18/21	$3,339
Stripe, Inc. Series H	3/15/21	$1,400
Tanium, Inc. Class B	4/21/17 - 9/18/20	$9,907
Tenstorrent, Inc. Series C1	4/23/21	$2,176
Tenstorrent, Inc. 0%	4/23/21	$2,040
TulCo LLC	8/24/17	$5,885
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$50,430
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	$6,556
Zipline International, Inc.	10/12/21	$2,697
Zipline International, Inc. Series E	12/21/20	$6,813
Zomato Ltd.	12/9/20 - 2/5/21	$4,146

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$218,233	$3,595,926	$3,253,560	$1,206	$--	$--	$560,599	1.0%
Fidelity Securities Lending Cash Central Fund 1.58%	23,793	384,117	381,372	1,864	--	--	26,538	0.1%
Total	$242,026	$3,980,043	$3,634,932	$3,070	$--	$--	$587,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$2,493,787	$2,465,840	$21,747	$6,200
Consumer Discretionary	1,914,905	1,738,933	108,235	67,737
Consumer Staples	436,651	403,224	30,694	2,733
Energy	1,028,263	1,028,263	--	--
Financials	2,055,922	2,043,837	1,212	10,873
Health Care	2,737,238	2,536,565	181,077	19,596
Industrials	1,280,312	854,938	35,423	389,951
Information Technology	4,178,830	4,064,679	38,826	75,325
Materials	634,035	630,648	3,387	--
Real Estate	34,177	34,177	--	--
Utilities	64,989	64,989	--	--
Preferred Securities	2,381	--	--	2,381
Other	15,679	--	--	15,679
Money Market Funds	587,137	587,137	--	--
Total Investments in Securities:	$17,464,306	$16,453,230	$420,601	$590,475

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Industrials
Beginning Balance	$332,694
Net Realized Gain (Loss) on Investment Securities	7,971
Net Unrealized Gain (Loss) on Investment Securities	56,886
Cost of Purchases	5,432
Proceeds of Sales	(7,971)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(5,061)
Ending Balance	$389,951
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$56,886
Other Investments in Securities
Beginning Balance	$217,060
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(21,923)
Cost of Purchases	5,401
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(14)
Ending Balance	$200,524
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(21,923)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,415) — See accompanying schedule: Unaffiliated issuers (cost $9,401,229)	$16,877,169
Fidelity Central Funds (cost $587,137)	587,137
Total Investment in Securities (cost $9,988,366)		$17,464,306
Restricted cash		1,519
Foreign currency held at value (cost $92)		92
Receivable for investments sold		40,195
Receivable for fund shares sold		4,475
Dividends receivable		8,647
Distributions receivable from Fidelity Central Funds		540
Other receivables		1,481
Total assets		17,521,255
Liabilities
Payable to custodian bank	$860
Payable for investments purchased	17,837
Payable for fund shares redeemed	17,782
Accrued management fee	3,929
Distribution and service plan fees payable	2,541
Other affiliated payables	2,605
Other payables and accrued expenses	4,467
Collateral on securities loaned	26,508
Total liabilities		76,529
Net Assets		$17,444,726
Net Assets consist of:
Paid in capital		$8,204,486
Total accumulated earnings (loss)		9,240,240
Net Assets		$17,444,726
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,549,732 ÷ 193,920 shares)(a)		$28.62
Maximum offering price per share (100/94.25 of $28.62)		$30.37
Class M:
Net Asset Value and redemption price per share ($1,382,709 ÷ 51,338 shares)(a)		$26.93
Maximum offering price per share (100/96.50 of $26.93)		$27.91
Class C:
Net Asset Value and offering price per share ($827,941 ÷ 36,773 shares)(a),(b)		$22.52
Class I:
Net Asset Value, offering price and redemption price per share ($8,190,387 ÷ 275,331 shares)		$29.75
Class Z:
Net Asset Value, offering price and redemption price per share ($1,493,957 ÷ 50,003 shares)		$29.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (b) Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$92,599
Income from Fidelity Central Funds (including $1,864 from security lending)		3,070
Total income		95,669
Expenses
Management fee
Basic fee	$56,046
Performance adjustment	(25,086)
Transfer agent fees	16,051
Distribution and service plan fees	17,890
Accounting fees	865
Custodian fees and expenses	181
Independent trustees' fees and expenses	39
Registration fees	135
Audit	105
Legal	15
Miscellaneous	44
Total expenses before reductions	66,285
Expense reductions	(361)
Total expenses after reductions		65,924
Net investment income (loss)		29,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $523)	1,860,270
Foreign currency transactions	(370)
Total net realized gain (loss)		1,859,900
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $976)	(8,948,449)
Unfunded commitments	127
Assets and liabilities in foreign currencies	(86)
Total change in net unrealized appreciation (depreciation)		(8,948,408)
Net gain (loss)		(7,088,508)
Net increase (decrease) in net assets resulting from operations		$(7,058,763)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,745	$(81,474)
Net realized gain (loss)	1,859,900	3,366,658
Change in net unrealized appreciation (depreciation)	(8,948,408)	2,337,916
Net increase (decrease) in net assets resulting from operations	(7,058,763)	5,623,100
Distributions to shareholders	(341,476)	(3,135,641)
Share transactions - net increase (decrease)	(1,590,426)	(953,584)
Total increase (decrease) in net assets	(8,990,665)	1,533,875
Net Assets
Beginning of period	26,435,391	24,901,516
End of period	$17,444,726	$26,435,391

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor New Insights Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.22	$36.57	$32.08	$26.50	$31.38	$26.44
Income from Investment Operations
Net investment income (loss)A,B	.03	(.16)	(.10)	.06	.03	.04
Net realized and unrealized gain (loss)	(11.09)	8.90	7.57	7.60	(1.26)	7.29
Total from investment operations	(11.06)	8.74	7.47	7.66	(1.23)	7.33
Distributions from net investment income	–	–	–C	(.04)	–	–C
Distributions from net realized gain	(.54)	(5.09)	(2.97)	(2.04)	(3.65)	(2.39)
Total distributions	(.54)	(5.09)	(2.98)D	(2.08)	(3.65)	(2.39)
Net asset value, end of period	$28.62	$40.22	$36.57	$32.08	$26.50	$31.38
Total ReturnE,F,G	(27.77)%	24.30%	23.64%	29.15%	(4.42)%	27.98%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.72%J	.93%	1.10%	1.08%	1.04%	.94%
Expenses net of fee waivers, if any	.71%J	.93%	1.10%	1.08%	1.04%	.94%
Expenses net of all reductions	.71%J	.93%	1.10%	1.07%	1.04%	.93%
Net investment income (loss)	.19%J	(.40)%	(.30)%	.20%	.08%	.12%
Supplemental Data
Net assets, end of period (in millions)	$5,550	$8,124	$6,753	$6,156	$4,747	$5,612
Portfolio turnover rateK	43%J,L	29%	53%	27%L	36%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$37.93	$34.81	$30.73	$25.49	$30.39	$25.73
Income from Investment Operations
Net investment income (loss)A,B	(.01)	(.25)	(.17)	(.01)	(.05)	(.04)
Net realized and unrealized gain (loss)	(10.45)	8.46	7.22	7.29	(1.20)	7.09
Total from investment operations	(10.46)	8.21	7.05	7.28	(1.25)	7.05
Distributions from net investment income	–	–	–	–	–	–C
Distributions from net realized gain	(.54)	(5.09)	(2.97)	(2.04)	(3.65)	(2.39)
Total distributions	(.54)	(5.09)	(2.97)	(2.04)	(3.65)	(2.39)
Net asset value, end of period	$26.93	$37.93	$34.81	$30.73	$25.49	$30.39
Total ReturnD,E,F	(27.87)%	24.00%	23.33%	28.79%	(4.64)%	27.66%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.96%I	1.18%	1.35%	1.32%	1.29%	1.18%
Expenses net of fee waivers, if any	.96%I	1.18%	1.35%	1.32%	1.29%	1.18%
Expenses net of all reductions	.96%I	1.18%	1.35%	1.32%	1.29%	1.18%
Net investment income (loss)	(.06)%I	(.65)%	(.54)%	(.05)%	(.17)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$1,383	$2,027	$1,856	$1,844	$1,638	$1,926
Portfolio turnover rateJ	43%I,K	29%	53%	27%K	36%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$31.89	$30.09	$27.03	$22.73	$27.63	$23.69
Income from Investment Operations
Net investment income (loss)A,B	(.08)	(.38)	(.29)	(.15)	(.19)	(.17)
Net realized and unrealized gain (loss)	(8.75)	7.27	6.32	6.49	(1.06)	6.50
Total from investment operations	(8.83)	6.89	6.03	6.34	(1.25)	6.33
Distributions from net investment income	–	–	–	–	–	–C
Distributions from net realized gain	(.54)	(5.09)	(2.97)	(2.04)	(3.65)	(2.39)
Total distributions	(.54)	(5.09)	(2.97)	(2.04)	(3.65)	(2.39)
Net asset value, end of period	$22.52	$31.89	$30.09	$27.03	$22.73	$27.63
Total ReturnD,E,F	(28.04)%	23.36%	22.74%	28.15%	(5.11)%	26.99%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.48%I	1.70%	1.86%	1.83%	1.79%	1.68%
Expenses net of fee waivers, if any	1.47%I	1.69%	1.86%	1.83%	1.79%	1.68%
Expenses net of all reductions	1.47%I	1.69%	1.86%	1.83%	1.79%	1.68%
Net investment income (loss)	(.58)%I	(1.17)%	(1.05)%	(.55)%	(.67)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$828	$1,376	$1,973	$2,228	$2,932	$3,718
Portfolio turnover rateJ	43%I,K	29%	53%	27%K	36%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$41.73	$37.69	$32.90	$27.14	$32.03	$26.95
Income from Investment Operations
Net investment income (loss)A,B	.08	(.06)	(.01)	.15	.11	.12
Net realized and unrealized gain (loss)	(11.52)	9.19	7.78	7.77	(1.27)	7.44
Total from investment operations	(11.44)	9.13	7.77	7.92	(1.16)	7.56
Distributions from net investment income	–	–	–C	(.12)	(.07)	(.09)
Distributions from net realized gain	(.54)	(5.09)	(2.97)	(2.04)	(3.65)	(2.39)
Total distributions	(.54)	(5.09)	(2.98)D	(2.16)	(3.73)D	(2.48)
Net asset value, end of period	$29.75	$41.73	$37.69	$32.90	$27.14	$32.03
Total ReturnE,F	(27.68)%	24.62%	23.96%	29.42%	(4.14)%	28.30%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.46%I	.68%	.85%	.82%	.79%	.68%
Expenses net of fee waivers, if any	.46%I	.68%	.85%	.82%	.79%	.68%
Expenses net of all reductions	.46%I	.68%	.84%	.82%	.78%	.67%
Net investment income (loss)	.44%I	(.15)%	(.04)%	.46%	.33%	.38%
Supplemental Data
Net assets, end of period (in millions)	$8,190	$12,335	$12,219	$13,870	$12,581	$14,894
Portfolio turnover rateJ	43%I,K	29%	53%	27%K	36%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$41.89	$37.77	$32.93	$27.16	$32.06	$26.97
Income from Investment Operations
Net investment income (loss)A,B	.10	(.01)	.03	.18	.15	.16
Net realized and unrealized gain (loss)	(11.57)	9.22	7.79	7.79	(1.28)	7.45
Total from investment operations	(11.47)	9.21	7.82	7.97	(1.13)	7.61
Distributions from net investment income	–	–	–C	(.17)	(.12)	(.13)
Distributions from net realized gain	(.54)	(5.09)	(2.97)	(2.04)	(3.65)	(2.39)
Total distributions	(.54)	(5.09)	(2.98)D	(2.20)D	(3.77)	(2.52)
Net asset value, end of period	$29.88	$41.89	$37.77	$32.93	$27.16	$32.06
Total ReturnE,F	(27.64)%	24.79%	24.09%	29.60%	(4.03)%	28.49%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.34%I	.56%	.73%	.70%	.66%	.55%
Expenses net of fee waivers, if any	.34%I	.56%	.73%	.70%	.66%	.55%
Expenses net of all reductions	.34%I	.56%	.72%	.70%	.66%	.55%
Net investment income (loss)	.56%I	(.03)%	.08%	.58%	.46%	.50%
Supplemental Data
Net assets, end of period (in millions)	$1,494	$2,572	$2,101	$2,306	$1,741	$1,626
Portfolio turnover rateJ	43%I,K	29%	53%	27%K	36%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$572,415	Market approach	Transaction price	$2.87 - $872.63 / $351.27	Increase
			Discount rate	5.3% - 50.0% / 10.1%	Decrease
			Discount for lack of marketability	20.0%	Decrease
		Recovery value	Recovery value	$0.00 - $0.17 / $0.16	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.0 - 20.0 / 8.7	Increase
			Term	3.0	Increase
			Volatility	70.0%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	30.0%	Decrease
			Term	5.0	Increase
			Volatility	80.0%	Increase
			Exit multiple	2.5	Increase
Preferred Securities	$2,381	Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	$0.00	Increase
Other	$15,679	Discounted cash flow	Discount rate	15.3%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor New Insights Fund	$783

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred Trustees compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,162,423
Gross unrealized depreciation	(801,035)
Net unrealized appreciation (depreciation)	$7,361,388
Tax cost	$10,102,918

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Advisor New Insights Fund	Twitter, Inc.	$9,711

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor New Insights Fund	36,580.21

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	4,538,655	6,564,727

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Advisor New Insights Fund	7,454	226,546	257,752	Class I

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .29% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,386	$114
Class M	.25%	.25%	4,166	42
Class C	.75%	.25%	5,338	323
			$17,890	$479

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$357
Class M	37
Class C(a)	5
$399

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,399.16
Class M	1,325.16
Class C	911.17
Class I	8,043.16
Class Z	373.04
	$16,051

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor New Insights Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor New Insights Fund	$84

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor New Insights Fund	291,269	531,582	97,574

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor New Insights Fund	$20

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor New Insights Fund	$198	$45	$–

8. Expense Reductions.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $361.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Advisor New Insights Fund
Distributions to shareholders
Class A	$107,318	$938,651
Class M	28,305	250,672
Class C	22,417	220,661
Class I	156,042	1,435,702
Class Z	27,394	289,955
Total	$341,476	$3,135,641

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Advisor New Insights Fund
Class A
Shares sold	7,589	27,998	$256,090	$1,105,291
Reinvestment of distributions	2,826	22,076	100,802	879,805
Shares redeemed	(18,487)	(32,747)	(611,245)	(1,304,741)
Net increase (decrease)	(8,072)	17,327	$(254,353)	$680,355
Class M
Shares sold	1,288	2,632	$41,032	$100,144
Reinvestment of distributions	823	6,501	27,663	244,606
Shares redeemed	(4,216)	(8,999)	(132,971)	(340,462)
Net increase (decrease)	(2,105)	134	$(64,276)	$4,288
Class C
Shares sold	1,290	2,799	$34,553	$91,154
Reinvestment of distributions	784	6,852	22,077	217,347
Shares redeemed	(8,465)	(32,074)	(224,281)	(1,026,544)
Net increase (decrease)	(6,391)	(22,423)	$(167,651)	$(718,043)
Class I
Shares sold	20,979	25,638	$720,353	$1,053,539
Reinvestment of distributions	3,847	31,697	142,488	1,307,410
Shares redeemed	(45,069)	(85,931)	(1,557,227)	(3,549,097)
Net increase (decrease)	(20,243)	(28,596)	$(694,386)	$(1,188,148)
Class Z
Shares sold	4,922	20,438	$173,358	$859,645
Reinvestment of distributions	628	6,053	23,335	251,120
Shares redeemed	(16,952)	(20,701)	(606,453)	(842,801)
Net increase (decrease)	(11,402)	5,790	$(409,760)	$267,964

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Advisor New Insights Fund
Class A	.71%
Actual		$1,000.00	$722.30	$3.03
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Class M	.96%
Actual		$1,000.00	$721.30	$4.10
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Class C	1.47%
Actual		$1,000.00	$719.60	$6.27
Hypothetical-C		$1,000.00	$1,017.50	$7.35
Class I	.46%
Actual		$1,000.00	$723.20	$1.97
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class Z	.34%
Actual		$1,000.00	$723.60	$1.45
Hypothetical-C		$1,000.00	$1,023.11	$1.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor New Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in June 2020 and September 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor New Insights Fund

2021 Total Return % vs. Morningstar Custom Large/Mid Value Blend Growth and S&P 500:

75% beaten
25% beaten
Benchmark
Class I
40.000
35.000
30.000
25.000
36.805
30.005
26.825
25.702
1 Year
70.000
60.000
50.000
40.000
30.000
64.170
56.068
55.735
33.760
3 Year
140.000
120.000
100.000
80.000
60.000
135.220
127.658
118.265
72.855
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	19%	62%	73%
Class C	16%	55%	64%
Class I	20%	65%	75%
Class M	18%	60%	71%
Class Z	21%	68%	75%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor New Insights Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Class I ranked below the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, when compared to a subset of the ASPG that FMR believes is most comparable, Class I would not be above the ASPG competitive median for 2021. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ANIF-SANN-0822
1.803542.118

Fidelity® Series Opportunistic Insights Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class A	5.9
Meta Platforms, Inc. Class A	5.5
Microsoft Corp.	4.3
Amazon.com, Inc.	4.2
Apple, Inc.	3.8
UnitedHealth Group, Inc.	3.5
Alphabet, Inc. Class C	2.8
NVIDIA Corp.	2.6
Alphabet, Inc. Class A	2.2
Eli Lilly & Co.	1.8
36.6

Market Sectors as of June 30, 2022

% of fund's net assets
Information Technology	22.0
Financials	15.0
Health Care	13.7
Communication Services	11.3
Consumer Discretionary	9.1
Energy	8.9
Industrials	4.9
Consumer Staples	3.4
Materials	3.0
Real Estate	0.3
Utilities	0.2

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Stocks	90.7%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	8.2%

Foreign investments - 7.8%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
COMMUNICATION SERVICES - 11.3%
Entertainment - 0.5%
Activision Blizzard, Inc.	26,400	$2,055,504
Netflix, Inc. (a)	88,609	15,495,056
The Walt Disney Co. (a)	13,872	1,309,517
Universal Music Group NV	629,252	12,607,712
Warner Music Group Corp. Class A	230,804	5,622,385
		37,090,174
Interactive Media & Services - 10.6%
Alphabet, Inc.:
Class A (a)	72,217	157,379,619
Class C (a)	90,010	196,892,375
Bumble, Inc. (a)	175,500	4,940,325
Meta Platforms, Inc. Class A (a)	2,378,754	383,574,083
Zoominfo Technologies, Inc. (a)	40,000	1,329,600
		744,116,002
Media - 0.2%
Liberty Media Corp. Liberty Formula One Group Series C (a)	174,352	11,066,121

TOTAL COMMUNICATION SERVICES		792,272,297

CONSUMER DISCRETIONARY - 9.0%
Automobiles - 1.4%
General Motors Co. (a)	248,700	7,898,712
Hyundai Motor Co.	86,200	12,071,143
Rad Power Bikes, Inc. (a)(b)(c)	145,919	760,238
Rivian Automotive, Inc. (d)	11,042	284,221
Tesla, Inc. (a)	65,800	44,311,036
Toyota Motor Corp.	1,960,000	30,241,439
		95,566,789
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	826	72,316
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	265,100	23,615,108
Chipotle Mexican Grill, Inc. (a)	5,754	7,521,974
Hilton Worldwide Holdings, Inc.	160,013	17,831,849
Marriott International, Inc. Class A	51,600	7,018,116
		55,987,047
Household Durables - 0.1%
Blu Investments LLC (a)(b)(c)	21,093,998	6,539
Lennar Corp. Class A	141,948	10,017,270
		10,023,809
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	2,791,340	296,468,221
Cazoo Group Ltd. Class A (a)	422,493	304,195
Coupang, Inc. Class A (a)(e)	531,626	6,778,232
Deliveroo PLC Class A (a)(d)	2,615,200	2,877,232
Doordash, Inc. (a)	10,505	674,106
Wayfair LLC Class A (a)	6,160	268,330
Zomato Ltd. (a)(b)	1,929,600	1,250,092
		308,620,408
Leisure Products - 0.0%
Thule Group AB (d)	32,000	786,099
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	181,051	28,216,798
Dollarama, Inc.	24,200	1,393,493
		29,610,291
Specialty Retail - 1.6%
Academy Sports & Outdoors, Inc.	239,768	8,521,355
AutoZone, Inc. (a)	5,841	12,553,010
Dick's Sporting Goods, Inc. (e)	134,185	10,113,523
Fanatics, Inc. Class A (b)(c)	139,938	8,463,450
National Vision Holdings, Inc. (a)(e)	100,296	2,758,140
O'Reilly Automotive, Inc. (a)	25,046	15,823,061
The Home Depot, Inc.	123,766	33,945,301
TJX Companies, Inc.	22,300	1,245,455
Ulta Beauty, Inc. (a)	12,700	4,895,596
Williams-Sonoma, Inc.	104,614	11,606,923
		109,925,814
Textiles, Apparel & Luxury Goods - 0.3%
China Hongxing Sports Ltd. (a)(c)	22,200	906
Deckers Outdoor Corp. (a)	13,384	3,417,604
Dr. Martens Ltd.	866,188	2,503,171
lululemon athletica, Inc. (a)	10,834	2,953,457
NIKE, Inc. Class B	78,543	8,027,095
On Holding AG	301,800	5,338,842
Tapestry, Inc.	24,800	756,896
		22,997,971

TOTAL CONSUMER DISCRETIONARY		633,590,544

CONSUMER STAPLES - 3.4%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	64,700	3,484,222
Constellation Brands, Inc. Class A (sub. vtg.)	8,300	1,934,398
Diageo PLC	133,707	5,775,169
Keurig Dr. Pepper, Inc.	18,900	668,871
PepsiCo, Inc.	232,800	38,798,448
The Coca-Cola Co.	987,450	62,120,480
The Vita Coco Co., Inc. (e)	25,900	253,561
		113,035,149
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	65,800	1,758,176
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	62,700	2,445,748
Costco Wholesale Corp.	175,137	83,939,661
Kroger Co.	37,000	1,751,210
		89,894,795
Food Products - 0.0%
Mondelez International, Inc.	21,900	1,359,771
Nestle SA (Reg. S)	11,180	1,306,637
		2,666,408
Household Products - 0.3%
Procter & Gamble Co.	122,300	17,585,517
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	19,752	5,030,242
L'Oreal SA (a)	13,125	4,557,073
L'Oreal SA (a)	12,803	4,445,273
Olaplex Holdings, Inc.	141,120	1,988,381
		16,020,969

TOTAL CONSUMER STAPLES		239,202,838

ENERGY - 8.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	479,400	13,840,278
Halliburton Co.	406,800	12,757,248
Schlumberger Ltd.	12,200	436,272
Technip Energies NV	22,207	276,818
		27,310,616
Oil, Gas & Consumable Fuels - 8.4%
Antero Resources Corp. (a)	37,800	1,158,570
Canadian Natural Resources Ltd.	436,100	23,434,615
Cenovus Energy, Inc. (Canada)	119,900	2,281,193
Cheniere Energy, Inc.	139,800	18,597,594
Chevron Corp.	553,900	80,193,642
ConocoPhillips Co.	1,035,777	93,023,132
Continental Resources, Inc. (e)	230,400	15,056,640
Devon Energy Corp.	472,000	26,011,920
Diamondback Energy, Inc.	189,046	22,902,923
EOG Resources, Inc.	335,200	37,019,488
Exxon Mobil Corp.	1,331,300	114,012,532
Hess Corp.	181,844	19,264,553
Imperial Oil Ltd.	10,500	494,981
Occidental Petroleum Corp.	905,800	53,333,504
Phillips 66 Co.	173,000	14,184,270
Pioneer Natural Resources Co.	148,400	33,105,072
Reliance Industries Ltd.	15,425	507,034
Suncor Energy, Inc.	412,900	14,486,144
Tourmaline Oil Corp.	7,800	405,573
Valero Energy Corp.	245,300	26,070,484
		595,543,864

TOTAL ENERGY		622,854,480

FINANCIALS - 15.0%
Banks - 3.4%
Banco Santander SA (Spain)	253,000	715,842
Bank of America Corp.	3,388,462	105,482,822
JPMorgan Chase & Co.	491,724	55,373,040
Kotak Mahindra Bank Ltd. (a)	158,087	3,325,503
Nu Holdings Ltd. (e)	147,800	552,772
Royal Bank of Canada	315,400	30,540,286
Starling Bank Ltd. Series D (a)(b)(c)	1,611,012	4,624,238
The Toronto-Dominion Bank	377,900	24,781,339
Wells Fargo & Co.	374,200	14,657,414
		240,053,256
Capital Markets - 2.1%
BlackRock, Inc. Class A	900	548,136
Blackstone, Inc.	7,000	638,610
Brookfield Asset Management, Inc. (Canada) Class A	97,000	4,314,963
Charles Schwab Corp.	118,900	7,512,102
CME Group, Inc.	6,200	1,269,140
Coinbase Global, Inc. (a)(e)	10,410	489,478
Goldman Sachs Group, Inc.	152,473	45,287,530
Morgan Stanley	1,140,200	86,723,612
MSCI, Inc.	6,111	2,518,649
		149,302,220
Consumer Finance - 0.0%
American Express Co.	100	13,862
Capital One Financial Corp.	17,000	1,771,230
		1,785,092
Diversified Financial Services - 5.9%
Berkshire Hathaway, Inc. Class A (a)	1,022	417,946,892
Insurance - 3.6%
Admiral Group PLC	423,901	11,579,370
American International Group, Inc.	303,500	15,517,955
Aon PLC	4,400	1,186,592
Arthur J. Gallagher & Co.	51,611	8,414,657
Brookfield Asset Management Reinsurance Partners Ltd.	480	21,379
Chubb Ltd.	222,568	43,752,417
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,200	7,524,720
Hartford Financial Services Group, Inc.	113,800	7,445,934
Intact Financial Corp.	42,160	5,946,682
Marsh & McLennan Companies, Inc.	31,500	4,890,375
Progressive Corp.	540,000	62,785,800
The Travelers Companies, Inc.	470,108	79,509,366
W.R. Berkley Corp.	9,400	641,644
		249,216,891

TOTAL FINANCIALS		1,058,304,351

HEALTH CARE - 13.7%
Biotechnology - 3.6%
AbbVie, Inc.	82,529	12,640,142
Argenx SE ADR (a)	8,000	3,031,040
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,933	427,367
BioNTech SE ADR	4,700	700,770
Galapagos NV sponsored ADR (a)	71,500	3,989,700
Horizon Therapeutics PLC (a)	209,761	16,730,537
Intellia Therapeutics, Inc. (a)	23,283	1,205,128
Moderna, Inc. (a)	4,648	663,967
Regeneron Pharmaceuticals, Inc. (a)	170,423	100,742,148
United Therapeutics Corp. (a)	17,623	4,152,684
Vertex Pharmaceuticals, Inc. (a)	375,200	105,727,608
Zai Lab Ltd. (a)	230,060	784,282
		250,795,373
Health Care Equipment & Supplies - 0.7%
Edwards Lifesciences Corp. (a)	204,747	19,469,392
Envista Holdings Corp. (a)	61,512	2,370,672
Intuitive Surgical, Inc. (a)	96,650	19,398,622
Sonova Holding AG	15,590	4,964,500
Straumann Holding AG	3,471	418,138
		46,621,324
Health Care Providers & Services - 4.3%
23andMe Holding Co. Class B (d)	679,707	1,685,673
AmerisourceBergen Corp.	51,500	7,286,220
Cano Health, Inc. (a)	136,255	596,797
Centene Corp. (a)	27,900	2,360,619
Cigna Corp.	5,100	1,343,952
dentalcorp Holdings Ltd. (a)	202,536	1,873,993
Elevance Health, Inc.	40,700	19,641,006
Guardant Health, Inc. (a)	2,827	114,041
HCA Holdings, Inc.	99,500	16,721,970
Henry Schein, Inc. (a)	41,756	3,204,355
McKesson Corp.	400	130,484
Option Care Health, Inc. (a)	168,700	4,688,173
P3 Health Partners, Inc. (a)(b)	160,486	567,158
UnitedHealth Group, Inc.	471,978	242,422,060
		302,636,501
Health Care Technology - 0.0%
Doximity, Inc. (e)	73,004	2,541,999
Life Sciences Tools & Services - 1.1%
Danaher Corp.	201,635	51,118,505
ICON PLC (a)	3,200	693,440
Mettler-Toledo International, Inc. (a)	6,056	6,956,951
Thermo Fisher Scientific, Inc.	6,860	3,726,901
Veterinary Emergency Group LLC Class A (b)(c)(f)	58,287	3,052,712
Waters Corp. (a)	32,100	10,624,458
		76,172,967
Pharmaceuticals - 4.0%
AstraZeneca PLC sponsored ADR	45,500	3,006,185
Bristol-Myers Squibb Co.	574,500	44,236,500
Eli Lilly & Co.	396,652	128,606,478
GSK PLC sponsored ADR	15,400	670,362
Intra-Cellular Therapies, Inc. (a)	25,678	1,465,700
Johnson & Johnson	212,600	37,738,626
Merck & Co., Inc.	227,300	20,722,941
Nuvation Bio, Inc. (a)	82,324	266,730
Pfizer, Inc.	221,100	11,592,273
Roche Holding AG (participation certificate)	19,320	6,458,673
Royalty Pharma PLC	469,200	19,725,168
UCB SA	10,800	912,672
Zoetis, Inc. Class A	50,775	8,727,715
		284,130,023

TOTAL HEALTH CARE		962,898,187

INDUSTRIALS - 4.1%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	89,500	38,481,420
Northrop Grumman Corp.	66,100	31,633,477
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	212,910	14,903,700
Class C (a)(b)(c)	7,830	548,100
		85,566,697
Air Freight & Logistics - 1.3%
Delhivery Private Ltd. (b)	326,200	1,884,206
United Parcel Service, Inc. Class B	482,915	88,151,304
Zipline International, Inc. (b)(c)	28,830	809,835
		90,845,345
Building Products - 0.3%
Carlisle Companies, Inc.	2,600	620,386
Carrier Global Corp.	42,310	1,508,775
Fortune Brands Home & Security, Inc.	102,958	6,165,125
Toto Ltd.	253,520	8,394,403
		16,688,689
Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (a)	86,681	165,561
Cintas Corp.	11,631	4,344,527
Clean TeQ Water Pty Ltd. (a)	2,653	760
TulCo LLC (a)(b)(c)(f)	7,549	4,417,448
		8,928,296
Electrical Equipment - 0.0%
Acuity Brands, Inc.	4,400	677,776
SES AI Corp. Class A (a)(e)	2,200	8,646
		686,422
Industrial Conglomerates - 0.4%
General Electric Co.	471,237	30,003,660
Machinery - 0.3%
AutoStore Holdings Ltd. (d)	78,181	111,124
Deere & Co.	40,400	12,098,588
Ingersoll Rand, Inc.	81,214	3,417,485
PACCAR, Inc.	39,800	3,277,132
		18,904,329
Professional Services - 0.0%
FTI Consulting, Inc. (a)	1,300	235,105
Road & Rail - 0.5%
Canadian Pacific Railway Ltd.	95,600	6,677,592
J.B. Hunt Transport Services, Inc.	53,600	8,440,392
Old Dominion Freight Lines, Inc.	17,900	4,587,412
Union Pacific Corp.	66,000	14,076,480
		33,781,876
Trading Companies & Distributors - 0.0%
Ferguson PLC	2,700	301,983

TOTAL INDUSTRIALS		285,942,402

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	95,828	8,982,917
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,705,487	109,799,253
CDW Corp.	9,233	1,454,751
		111,254,004
IT Services - 1.6%
Accenture PLC Class A	313,929	87,162,387
Adyen BV (a)(d)	6,395	9,228,832
ASAC II LP (a)(b)(c)	2,013,117	338,204
Cloudflare, Inc. (a)	105,080	4,597,250
Cognizant Technology Solutions Corp. Class A	95,116	6,419,379
MongoDB, Inc. Class A (a)	10,540	2,735,130
Snowflake, Inc. (a)	3,400	472,804
		110,953,986
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (a)	1,161,553	88,823,958
Analog Devices, Inc.	123,400	18,027,506
Applied Materials, Inc.	133,600	12,154,928
Broadcom, Inc.	32,400	15,740,244
Enphase Energy, Inc. (a)	7,700	1,503,348
Lattice Semiconductor Corp. (a)	36,965	1,792,803
Marvell Technology, Inc.	211,375	9,201,154
Monolithic Power Systems, Inc.	4,300	1,651,372
NVIDIA Corp.	1,220,460	185,009,531
onsemi (a)	245,800	12,366,198
Qualcomm, Inc.	612,737	78,271,024
Semtech Corp. (a)	14,983	823,616
Skyworks Solutions, Inc.	7,100	657,744
Synaptics, Inc. (a)	176,175	20,797,459
		446,820,885
Software - 8.0%
Adobe, Inc. (a)	111,866	40,949,668
Aspen Technology, Inc. (a)	2,000	367,360
Atlassian Corp. PLC (a)	89,381	16,749,999
Cadence Design Systems, Inc. (a)	307,856	46,187,636
Check Point Software Technologies Ltd.(a)	25,700	3,129,746
Clear Secure, Inc. (e)	39,432	788,640
Datadog, Inc. Class A (a)	33,900	3,228,636
Dynatrace, Inc. (a)	6,700	264,248
Epic Games, Inc. (a)(b)(c)	7,100	6,603,000
Fortinet, Inc. (a)	35,235	1,993,596
Intuit, Inc.	59,483	22,927,128
KnowBe4, Inc. (a)	78,511	1,226,342
Magic Leap, Inc.:
Class A (c)	72,297	889,253
warrants (a)(c)	39,573	486,748
Microsoft Corp.	1,187,749	305,049,576
Roper Technologies, Inc.	1,200	473,580
Salesforce.com, Inc. (a)	646,926	106,768,667
Stripe, Inc. Class B (a)(b)(c)	26,700	682,719
Tanium, Inc. Class B (a)(b)(c)	408,212	4,073,956
		562,840,498
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,980,900	270,828,648
Dell Technologies, Inc.	415,119	19,182,649
Pure Storage, Inc. Class A (a)	17,100	439,641
		290,450,938

TOTAL INFORMATION TECHNOLOGY		1,531,303,228

MATERIALS - 3.0%
Chemicals - 0.7%
CF Industries Holdings, Inc.	202,200	17,334,606
Corteva, Inc.	206,500	11,179,910
Nutrien Ltd.	70,800	5,642,052
Olin Corp.	10,500	485,940
Sherwin-Williams Co.	1,734	388,260
The Mosaic Co.	47,000	2,219,810
Westlake Corp.	104,352	10,228,583
		47,479,161
Metals & Mining - 2.3%
Agnico Eagle Mines Ltd. (Canada)	31,700	1,451,029
B2Gold Corp.	1,646,929	5,578,473
Barrick Gold Corp. (Canada)	510,066	9,018,880
Cleveland-Cliffs, Inc. (a)	241,600	3,713,392
First Quantum Minerals Ltd.	31,100	590,011
Franco-Nevada Corp.	299,817	39,438,327
Freeport-McMoRan, Inc.	906,000	26,509,560
Glencore Xstrata PLC	350,000	1,895,753
Ivanhoe Electric, Inc. (a)	46,500	404,550
Ivanhoe Mines Ltd. (a)	3,314,587	19,081,021
MP Materials Corp. (a)(e)	8,900	285,512
Newmont Corp.	206,600	12,327,822
Novagold Resources, Inc. (a)	493,634	2,358,491
Nucor Corp.	310,573	32,426,927
Steel Dynamics, Inc.	135,521	8,964,714
Stelco Holdings, Inc.	27,500	687,500
Sunrise Energy Metals Ltd. (a)	5,306	8,241
Wheaton Precious Metals Corp.	44,100	1,588,998
		166,329,201

TOTAL MATERIALS		213,808,362

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth (a)	136,691	3,763,103
Equity Residential (SBI)	7,900	570,538
Prologis (REIT), Inc.	92,279	10,856,624
Welltower, Inc.	38,300	3,154,005
		18,344,270
UTILITIES - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp.	53,300	3,051,958
Exelon Corp.	38,500	1,744,820
NextEra Energy, Inc.	24,000	1,859,040
NRG Energy, Inc.	32,000	1,221,440
PG&E Corp. (a)	417,800	4,169,644
Southern Co.	56,054	3,997,211
		16,044,113
TOTAL COMMON STOCKS
(Cost $4,393,774,443)		6,374,565,072

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E (a)(b)(c)	9,600	377,280
Series F (b)(c)	49,896	1,960,913
		2,338,193
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	19,024	99,115
Series C (a)(b)(c)	74,857	390,005
Series D (b)(c)	127,700	665,317
		1,154,437
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	800	298,920
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)	38,025	1,834,942
GoBrands, Inc.:
Series G (a)(b)(c)	3,340	717,566
Series H (b)(c)	3,970	852,915
		3,405,423
TOTAL CONSUMER DISCRETIONARY		4,858,780
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	13,266	439,237
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	194,500	889,449
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (a)(b)(c)	79,800	1,454,754
Series F (b)(c)	4,099	74,725
Somatus, Inc. Series E (b)(c)	842	734,759
		2,264,238
TOTAL HEALTH CARE		3,153,687
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(b)(c)	125,290	2,285,290
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	36,460	25,522,000
Series H (a)(b)(c)	7,256	5,079,200
Series N (a)(b)(c)	24,552	17,186,400
		50,072,890
Air Freight & Logistics - 0.1%
Zipline International, Inc. Series E (a)(b)(c)	66,084	1,856,300
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	15,787	1,628,745
TOTAL INDUSTRIALS		53,557,935
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	37,932	5,782,354
Software - 0.1%
Delphix Corp. Series D (a)(b)(c)	232,855	1,532,186
Nuro, Inc.:
Series C (a)(b)(c)	190,290	2,308,218
Series D (b)(c)	36,736	445,608
Stripe, Inc. Series H (a)(b)(c)	11,500	294,055
Tenstorrent, Inc. Series C1 (a)(b)(c)	12,300	692,244
		5,272,311
TOTAL INFORMATION TECHNOLOGY		11,054,665

TOTAL CONVERTIBLE PREFERRED STOCKS		75,402,497

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (b)	61,811	2,982,764
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	531,600	6,209,088
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series AA (c)	275,569	4,943,708

TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,135,560

TOTAL PREFERRED STOCKS
(Cost $53,512,788)		89,538,057
	Principal Amount	Value

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g)
(Cost $680,000)	680,000	680,000
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund 1.58% (h)	326,337,553	326,402,821
Fidelity Securities Lending Cash Central Fund 1.58% (h)(i)	20,561,122	20,563,178
TOTAL MONEY MARKET FUNDS
(Cost $346,965,999)		346,965,999
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $4,794,933,230)		6,811,749,128
NET OTHER ASSETS (LIABILITIES) - 3.3%		235,074,834
NET ASSETS - 100%		$7,046,823,962

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,050,856 or 1.9% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,973,181 or 0.2% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$155,030
Beta Technologies, Inc. Series B, 6.00%	4/4/22	$1,628,745
Blu Investments LLC	5/21/20	$36,484
Bowery Farming, Inc. Series C1	5/18/21	$799,267
ByteDance Ltd. Series E1	11/18/20	$4,156,368
Circle Internet Financial Ltd. Series E	5/11/21	$1,003,200
Circle Internet Financial Ltd. Series F	5/9/22	$1,602,374
Delhivery Private Ltd.	5/20/21	$1,592,260
Delphix Corp. Series D	7/10/15	$2,095,695
Discord, Inc. Series I	9/15/21	$440,500
ElevateBio LLC Series C	3/9/21	$815,928
Epic Games, Inc.	7/13/20 - 7/30/20	$4,082,500
Fanatics, Inc. Class A	8/13/20 - 12/15/21	$4,645,244
GoBrands, Inc. Series G	3/2/21	$834,056
GoBrands, Inc. Series H	7/22/21	$1,542,308
Lyra Health, Inc. Series E	1/14/21	$730,697
Lyra Health, Inc. Series F	6/4/21	$64,372
Nuro, Inc. Series C	10/30/20	$2,484,160
Nuro, Inc. Series D	10/29/21	$765,788
P3 Health Partners, Inc.	5/25/21	$1,604,860
Rad Power Bikes, Inc.	1/21/21	$703,890
Rad Power Bikes, Inc. Series A	1/21/21	$91,769
Rad Power Bikes, Inc. Series C	1/21/21	$361,098
Rad Power Bikes, Inc. Series D	9/17/21	$1,223,851
Reddit, Inc. Series E	5/18/21	$407,752
Reddit, Inc. Series F	8/11/21	$3,083,293
Relativity Space, Inc. Series E	5/27/21	$2,861,010
Somatus, Inc. Series E	1/31/22	$734,759
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$3,185,238
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Space Exploration Technologies Corp. Series N	8/4/20	$6,629,040
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$3,151,959
Stripe, Inc. Class B	5/18/21	$1,071,428
Stripe, Inc. Series H	3/15/21	$461,438
Tanium, Inc. Class B	4/21/17 - 9/18/20	$3,439,433
Tenstorrent, Inc. Series C1	4/23/21	$731,288
Tenstorrent, Inc. 0%	4/23/21	$680,000
TulCo LLC	8/24/17 - 12/14/17	$2,643,700
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	$2,259,004
Zipline International, Inc.	10/12/21	$1,037,880
Zipline International, Inc. Series E	12/21/20	$2,156,281
Zomato Ltd.	12/9/20 - 2/5/21	$1,178,353

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$298,594,723	$1,788,746,473	$1,760,938,375	$741,385	$--	$--	$326,402,821	0.6%
Fidelity Securities Lending Cash Central Fund 1.58%	11,576,828	152,848,654	143,862,304	44,206	--	--	20,563,178	0.1%
Total	$310,171,551	$1,941,595,127	$1,904,800,679	$785,591	$--	$--	$346,965,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$794,610,490	$779,664,585	$12,607,712	$2,338,193
Consumer Discretionary	641,432,088	592,867,880	36,309,237	12,254,971
Consumer Staples	239,642,075	219,634,464	19,568,374	439,237
Energy	629,063,568	629,063,568	--	--
Financials	1,058,304,351	1,052,964,271	715,842	4,624,238
Health Care	966,051,874	952,401,506	7,443,969	6,206,399
Industrials	339,500,337	254,984,710	10,278,609	74,237,018
Information Technology	1,547,301,601	1,509,000,516	9,228,832	29,072,253
Materials	213,808,362	211,912,609	1,895,753	--
Real Estate	18,344,270	18,344,270	--	--
Utilities	16,044,113	16,044,113	--	--
Preferred Securities	680,000	--	--	680,000
Money Market Funds	346,965,999	346,965,999	--	--
Total Investments in Securities:	$6,811,749,128	$6,583,848,491	$98,048,328	$129,852,309

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Industrials
Beginning Balance	$ 67,870,386
Net Realized Gain (Loss) on Investment Securities	3,236,956
Net Unrealized Gain (Loss) on Investment Securities	6,273,349
Cost of Purchases	1,628,745
Proceeds of Sales	(3,210,962)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,561,456)
Ending Balance	$ 74,237,018
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$ 6,273,349
Other Investments in Securities
Beginning Balance	$ 60,191,531
Net Realized Gain (Loss) on Investment Securities	(2,685)
Net Unrealized Gain (Loss) on Investment Securities	(6,954,904)
Cost of Purchases	2,381,349
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 55,615,291
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(6,954,904)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,660,251) — See accompanying schedule: Unaffiliated issuers (cost $4,447,967,231)	$6,464,783,129
Fidelity Central Funds (cost $346,965,999)	346,965,999
Total Investment in Securities (cost $4,794,933,230)		$6,811,749,128
Cash		309,626
Restricted cash		284,080
Foreign currency held at value (cost $174)		1,446
Receivable for investments sold		24,038,535
Receivable for fund shares sold		238,629,618
Dividends receivable		3,527,659
Distributions receivable from Fidelity Central Funds		399,659
Other receivables		299,058
Total assets		7,079,238,809
Liabilities
Payable for investments purchased	$10,473,751
Payable for fund shares redeemed	101,231
Other payables and accrued expenses	1,279,665
Collateral on securities loaned	20,560,200
Total liabilities		32,414,847
Net Assets		$7,046,823,962
Net Assets consist of:
Paid in capital		$4,672,240,607
Total accumulated earnings (loss)		2,374,583,355
Net Assets		$7,046,823,962
Net Asset Value, offering price and redemption price per share ($7,046,823,962 ÷ 481,344,582 shares)		$14.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$33,828,020
Income from Fidelity Central Funds (including $44,206 from security lending)		785,591
Total income		34,613,611
Expenses
Custodian fees and expenses	$87,583
Independent trustees' fees and expenses	12,529
Total expenses		100,112
Net investment income (loss)		34,513,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $149,811)	365,193,895
Foreign currency transactions	2,577
Total net realized gain (loss)		365,196,472
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $377,804)	(2,743,053,464)
Unfunded commitments	48,741
Assets and liabilities in foreign currencies	(17,087)
Total change in net unrealized appreciation (depreciation)		(2,743,021,810)
Net gain (loss)		(2,377,825,338)
Net increase (decrease) in net assets resulting from operations		$(2,343,311,839)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,513,499	$49,643,475
Net realized gain (loss)	365,196,472	1,384,487,067
Change in net unrealized appreciation (depreciation)	(2,743,021,810)	399,250,076
Net increase (decrease) in net assets resulting from operations	(2,343,311,839)	1,833,380,618
Distributions to shareholders	(187,179,363)	(1,459,118,632)
Share transactions
Proceeds from sales of shares	1,785,216,966	1,161,106,204
Reinvestment of distributions	187,179,363	1,459,118,631
Cost of shares redeemed	(415,687,367)	(2,647,170,260)
Net increase (decrease) in net assets resulting from share transactions	1,556,708,962	(26,945,425)
Total increase (decrease) in net assets	(973,782,240)	347,316,561
Net Assets
Beginning of period	8,020,606,202	7,673,289,641
End of period	$7,046,823,962	$8,020,606,202
Other Information
Shares
Sold	107,590,314	53,744,068
Issued in reinvestment of distributions	10,222,794	70,309,438
Redeemed	(23,186,435)	(116,279,469)
Net increase (decrease)	94,626,673	7,774,037

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.74	$20.25	$18.10	$15.18	$17.32	$14.69
Income from Investment Operations
Net investment income (loss)A,B	.08	.14	.12	.15	.15	.09
Net realized and unrealized gain (loss)	(5.72)	4.79	5.36	4.43	(.42)	4.75
Total from investment operations	(5.64)	4.93	5.48	4.58	(.27)	4.84
Distributions from net investment income	–	(.20)	(.16)	(.15)	(.13)	(.10)
Distributions from net realized gain	(.46)	(4.24)	(3.18)	(1.51)	(1.75)	(2.10)
Total distributions	(.46)	(4.44)	(3.33)C	(1.66)	(1.87)C	(2.21)C
Net asset value, end of period	$14.64	$20.74	$20.25	$18.10	$15.18	$17.32
Total ReturnD,E	(27.64)%	24.81%	31.18%	30.53%	(1.87)%	32.96%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %I	.27%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %I	.27%
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %I	.27%
Net investment income (loss)	.95%H	.61%	.61%	.81%	.80%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$7,046,824	$8,020,606	$7,673,290	$6,899,733	$6,419,232	$6,317,188
Portfolio turnover rateJ	41%H	43%	33%	27%K	32%L	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$129,172,309	Market approach	Transaction price	$2.87 - $872.63 / $465.87	Increase
			Discount rate	5.3% - 50.0% / 5.4%	Decrease
			Discount for lack of marketability	20.0%	Decrease
		Recovery value	Recovery value	$0.00 - $0.17 / $0.16	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.0 - 20.0 / 6.5	Increase
			Term	3.0	Increase
			Volatility	70.0%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	30.0%	Decrease
			Term	5.0	Increase
			Volatility	80.0%	Increase
			Exit multiple	2.5	Increase
Preferred Securities	$680,000	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,409,946,753
Gross unrealized depreciation	(428,701,086)
Net unrealized appreciation (depreciation)	$1,981,245,667
Tax cost	$4,830,503,461

The Fund elected to defer to its next fiscal year approximately $8,843,469 of capital losses recognized during the period November 1, 2020 to December 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Series Opportunistic Insights Fund	Twitter, Inc.	$3,251,837

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Opportunistic Insights Fund	7,754,240.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	2,563,967,629	1,447,646,098

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Opportunistic Insights Fund	$28,995

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Opportunistic Insights Fund	136,486,413	120,620,089	37,824,929

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Opportunistic Insights Fund	$4,640	$1,662	$–

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Series Opportunistic Insights Fund	- %-C
Actual		$1,000.00	$723.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Opportunistic Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2025.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

O1T-SANN-0822
1.951055.109

Fidelity® Contrafund® K6

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class A	6.5
UnitedHealth Group, Inc.	5.7
Meta Platforms, Inc. Class A	5.7
Microsoft Corp.	5.2
Amazon.com, Inc.	5.1
Apple, Inc.	4.6
Alphabet, Inc. Class A	2.6
Eli Lilly & Co.	2.5
NVIDIA Corp.	2.5
Alphabet, Inc. Class C	2.4
42.8

Market Sectors as of June 30, 2022

% of fund's net assets
Information Technology	24.7
Health Care	17.4
Financials	13.8
Communication Services	12.2
Consumer Discretionary	10.0
Energy	5.0
Industrials	4.5
Consumer Staples	4.0
Materials	3.2
Real Estate	0.3
Utilities	0.3

Asset Allocation (% of fund's net assets)

As of June 30, 2022 *
Stocks	94.8%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 8.2%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
COMMUNICATION SERVICES - 12.2%
Entertainment - 1.2%
Activision Blizzard, Inc.	231,034	$17,988,307
Netflix, Inc. (a)	796,379	139,262,796
The Walt Disney Co. (a)	284,659	26,871,810
Universal Music Group NV	1,439,770	28,847,274
Warner Music Group Corp. Class A	410,510	10,000,024
		222,970,211
Interactive Media & Services - 10.8%
Alphabet, Inc.:
Class A (a)	234,777	511,640,125
Class C (a)	211,178	461,941,316
Bumble, Inc. (a)	674,993	19,001,053
Meta Platforms, Inc. Class A (a)	6,826,923	1,100,841,334
Zoominfo Technologies, Inc. (a)	181,199	6,023,055
		2,099,446,883
Media - 0.2%
Liberty Media Corp. Liberty Formula One Group Series C (a)	670,692	42,568,821

TOTAL COMMUNICATION SERVICES		2,364,985,915

CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.6%
General Motors Co. (a)	817,413	25,961,037
Hyundai Motor Co.	154,980	21,702,851
Rad Power Bikes, Inc. (a)(b)(c)	331,574	1,727,501
Rivian Automotive, Inc. (d)	108,125	2,783,138
Tesla, Inc. (a)	19,471	13,112,161
Toyota Motor Corp.	3,624,708	55,926,728
		121,213,416
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)(e)	2,249	196,900
Hotels, Restaurants& Leisure - 0.6%
Airbnb, Inc. Class A (a)	647,256	57,657,564
Chipotle Mexican Grill, Inc. (a)	7,442	9,728,629
Hilton Worldwide Holdings, Inc.	331,640	36,957,962
Marriott International, Inc. Class A	63,944	8,697,023
		113,041,178
Household Durables - 0.1%
Lennar Corp. Class A	269,914	19,047,831
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	9,360,700	994,199,947
Cazoo Group Ltd. Class A (a)	910,945	655,880
Coupang, Inc. Class A (a)(e)	2,576,640	32,852,160
Deliveroo PLC Class A (a)(d)	12,933,837	14,229,752
Doordash, Inc. (a)	31,610	2,028,414
Wayfair LLC Class A (a)	11,331	493,578
Zomato Ltd. (a)(b)	4,522,500	2,929,903
		1,047,389,634
Leisure Products - 0.0%
Thule Group AB (d)(e)	176,786	4,342,855
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	274,336	42,755,266
Dollarama, Inc.	111,079	6,396,190
		49,151,456
Specialty Retail - 2.2%
Academy Sports & Outdoors, Inc.	876,353	31,145,586
AutoZone, Inc. (a)	27,315	58,703,213
Dick's Sporting Goods, Inc. (e)	500,816	37,746,502
Fanatics, Inc. Class A (b)(c)	332,480	20,108,390
National Vision Holdings, Inc. (a)(e)	347,953	9,568,708
O'Reilly Automotive, Inc. (a)	93,480	59,056,925
The Home Depot, Inc.	562,488	154,273,584
TJX Companies, Inc.	114,190	6,377,512
Ulta Beauty, Inc. (a)	49,169	18,953,666
Williams-Sonoma, Inc. (e)	374,126	41,509,280
		437,443,366
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (a)	23,832	6,085,501
Dr. Martens Ltd.	3,134,525	9,058,370
lululemon athletica, Inc. (a)	17,084	4,657,269
NIKE, Inc. Class B	656,302	67,074,064
On Holding AG (e)	1,339,287	23,691,987
Tapestry, Inc.	74,722	2,280,515
		112,847,706

TOTAL CONSUMER DISCRETIONARY		1,904,674,342

CONSUMER STAPLES - 4.0%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	290,537	15,645,987
Constellation Brands, Inc. Class A (sub. vtg.)	32,990	7,688,649
Diageo PLC	511,036	22,073,034
Keurig Dr. Pepper, Inc.	59,078	2,090,770
PepsiCo, Inc.	468,850	78,138,541
The Coca-Cola Co.	2,049,702	128,946,753
The Vita Coco Co., Inc. (e)	82,738	810,005
		255,393,739
Food & Staples Retailing - 1.7%
Albertsons Companies, Inc.	274,287	7,328,949
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	238,082	9,286,900
Costco Wholesale Corp.	634,621	304,161,153
Kroger Co.	151,814	7,185,357
		327,962,359
Food Products - 0.0%
Mondelez International, Inc.	96,175	5,971,506
Nestle SA (Reg. S)	52,385	6,122,380
		12,093,886
Household Products - 0.1%
Procter & Gamble Co.	91,429	13,146,576
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	586,232	149,295,703
L'Oreal SA (a)	32,604	11,320,290
L'Oreal SA (a)	23,678	8,221,133
Olaplex Holdings, Inc.	571,662	8,054,718
		176,891,844

TOTAL CONSUMER STAPLES		785,488,404

ENERGY - 4.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	729,766	21,068,344
Halliburton Co.	594,617	18,647,189
Schlumberger Ltd.	92,233	3,298,252
Technip Energies NV	63,825	795,602
		43,809,387
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp. (a)	165,887	5,084,437
Canadian Natural Resources Ltd.	1,409,488	75,741,365
Cenovus Energy, Inc. (Canada)	484,527	9,218,510
Cheniere Energy, Inc.	358,607	47,705,489
Chevron Corp.	537,018	77,749,466
ConocoPhillips Co.	1,356,877	121,861,123
Continental Resources, Inc. (e)	288,887	18,878,765
Devon Energy Corp.	905,576	49,906,293
Diamondback Energy, Inc.	282,524	34,227,783
EOG Resources, Inc.	694,252	76,673,191
Exxon Mobil Corp.	1,244,768	106,601,932
Hess Corp.	444,060	47,043,716
Imperial Oil Ltd.	31,879	1,502,811
Occidental Petroleum Corp.	1,072,323	63,138,378
Phillips 66 Co.	236,307	19,374,811
Pioneer Natural Resources Co.	321,910	71,811,683
Reliance Industries Ltd.	569,282	18,712,807
Suncor Energy, Inc.	720,531	25,279,040
Tourmaline Oil Corp.	23,295	1,211,260
Valero Energy Corp.	364,762	38,766,905
		910,489,765

TOTAL ENERGY		954,299,152

FINANCIALS - 13.8%
Banks - 3.4%
Banco Santander SA (Spain)	771,800	2,183,743
Bank of America Corp.	7,099,723	221,014,377
JPMorgan Chase & Co.	1,343,330	151,272,391
Kotak Mahindra Bank Ltd. (a)	168,772	3,550,271
Nu Holdings Ltd. (e)	508,877	1,903,200
Royal Bank of Canada	1,181,045	114,360,976
Starling Bank Ltd. Series D (a)(b)(c)	4,139,223	11,881,198
The Toronto-Dominion Bank (e)	1,499,747	98,348,077
Wells Fargo & Co.	1,355,405	53,091,214
		657,605,447
Capital Markets - 1.2%
BlackRock, Inc. Class A	8,760	5,335,190
Blackstone, Inc.	19,900	1,815,477
Brookfield Asset Management, Inc. (Canada) Class A	381,820	16,984,939
Charles Schwab Corp.	662,085	41,830,530
CME Group, Inc.	32,283	6,608,330
Coinbase Global, Inc. (a)(e)	31,214	1,467,682
Goldman Sachs Group, Inc.	61,032	18,127,725
Morgan Stanley	1,714,392	130,396,656
MSCI, Inc.	30,656	12,634,870
		235,201,399
Consumer Finance - 0.1%
American Express Co.	69,906	9,690,370
Capital One Financial Corp.	138,071	14,385,617
		24,075,987
Diversified Financial Services - 6.5%
Berkshire Hathaway, Inc. Class A (a)	3,058	1,250,569,097
Insurance - 2.6%
Admiral Group PLC	1,317,959	36,001,648
American International Group, Inc.	1,652,738	84,504,494
Aon PLC	21,577	5,818,885
Arthur J. Gallagher & Co.	189,921	30,964,720
Brookfield Asset Management Reinsurance Partners Ltd.	1,437	64,002
Chubb Ltd.	495,159	97,338,356
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,454	17,197,695
Hartford Financial Services Group, Inc.	388,619	25,427,341
Intact Financial Corp.	154,152	21,743,192
Marsh & McLennan Companies, Inc.	126,617	19,657,289
Progressive Corp.	754,764	87,756,410
The Travelers Companies, Inc.	474,144	80,191,975
W.R. Berkley Corp.	26,500	1,808,890
		508,474,897

TOTAL FINANCIALS		2,675,926,827

HEALTH CARE - 17.3%
Biotechnology - 3.7%
AbbVie, Inc.	717,321	109,864,884
Argenx SE ADR (a)	30,625	11,603,200
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,424	1,373,171
BioNTech SE ADR	14,661	2,185,955
Galapagos NV sponsored ADR (a)	299,307	16,701,331
Horizon Therapeutics PLC (a)	539,973	43,068,246
Intellia Therapeutics, Inc. (a)	118,760	6,147,018
Moderna, Inc. (a)	13,052	1,864,478
Regeneron Pharmaceuticals, Inc. (a)	552,713	326,725,236
United Therapeutics Corp. (a)	58,913	13,882,259
Vertex Pharmaceuticals, Inc. (a)	625,924	176,379,124
Zai Lab Ltd. (a)	758,595	2,586,075
		712,380,977
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	290,779	31,593,138
DexCom, Inc. (a)	8	596
Edwards Lifesciences Corp. (a)	512,161	48,701,389
Envista Holdings Corp.(a)	189,987	7,322,099
Intuitive Surgical, Inc. (a)	252,341	50,647,362
Sonova Holding AG	68,294	21,747,631
Straumann Holding AG	9,916	1,194,542
		161,206,757
Health Care Providers & Services - 6.7%
23andMe Holding Co. Class B (d)	291,601	723,170
AmerisourceBergen Corp.	184,795	26,144,797
Cano Health, Inc. (a)	707,279	3,097,882
Centene Corp. (a)	115,841	9,801,307
Cigna Corp.	23,098	6,086,785
dentalcorp Holdings Ltd. (a)	891,825	8,251,737
Elevance Health, Inc.	149,967	72,371,075
Guardant Health, Inc. (a)	16,147	651,370
HCA Holdings, Inc.	249,715	41,967,103
Henry Schein, Inc. (a)	153,168	11,754,112
McKesson Corp.	12,548	4,093,283
Option Care Health, Inc. (a)	688,283	19,127,385
P3 Health Partners, Inc. (a)(b)	450,620	1,592,491
UnitedHealth Group, Inc.	2,144,039	1,101,242,752
		1,306,905,249
Health Care Technology - 0.1%
Doximity, Inc. (e)	266,795	9,289,802
Life Sciences Tools & Services - 1.3%
Danaher Corp.	531,709	134,798,866
ICON PLC (a)	9,180	1,989,306
Lonza Group AG	24	12,819
Mettler-Toledo International, Inc. (a)	39,306	45,153,554
Thermo Fisher Scientific, Inc.	87,774	47,685,859
Veterinary Emergency Group LLC Class A (b)(c)(f)	183,097	9,589,486
Waters Corp. (a)	38,160	12,630,197
		251,860,087
Pharmaceuticals - 4.7%
AstraZeneca PLC sponsored ADR	171,773	11,349,042
Bristol-Myers Squibb Co.	1,281,597	98,682,969
Eli Lilly & Co.	1,494,493	484,559,465
GSK PLC sponsored ADR	48,372	2,105,633
Intra-Cellular Therapies, Inc. (a)	120,888	6,900,287
Johnson & Johnson	433,286	76,912,598
Merck & Co., Inc.	807,589	73,627,889
Nuvation Bio, Inc. (a)(e)	2,469,784	8,002,100
Pfizer, Inc.	827,541	43,387,975
Roche Holding AG (participation certificate)	81,975	27,404,230
Royalty Pharma PLC	1,202,644	50,559,154
UCB SA	28,494	2,407,934
Zoetis, Inc. Class A	175,682	30,197,979
		916,097,255

TOTAL HEALTH CARE		3,357,740,127

INDUSTRIALS - 4.2%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	189,050	81,283,938
Northrop Grumman Corp.	241,391	115,522,491
Space Exploration Technologies Corp. Class A (a)(b)(c)	73,000	5,110,000
		201,916,429
Air Freight & Logistics - 1.2%
Delhivery Private Ltd. (b)	924,200	5,338,392
United Parcel Service, Inc. Class B	1,201,994	219,411,985
Zipline International, Inc. (b)(c)	87,466	2,456,920
		227,207,297
Building Products - 0.3%
Carlisle Companies, Inc.	8,195	1,955,409
Carrier Global Corp.	156,886	5,594,555
Fortune Brands Home & Security, Inc.	352,134	21,085,784
Toto Ltd.	740,118	24,506,346
		53,142,094
Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (a)(e)	1,359,218	2,596,106
Cintas Corp.	25,059	9,360,288
Clean TeQ Water Pty Ltd. (a)(e)	322,175	92,288
GFL Environmental, Inc. (e)	191,721	4,946,402
TulCo LLC (a)(b)(c)(f)	1,552	908,184
ZenPayroll, Inc. (b)(c)	50,300	1,529,120
		19,432,388
Electrical Equipment - 0.0%
Acuity Brands, Inc.	12,600	1,940,904
SES AI Corp. Class A (a)(e)	2,200	8,646
		1,949,550
Industrial Conglomerates - 0.5%
General Electric Co.	1,430,835	91,101,264
Machinery - 0.4%
AutoStore Holdings Ltd. (d)	225,957	321,167
Deere & Co.	180,861	54,162,444
Ingersoll Rand, Inc.	345,870	14,554,210
PACCAR, Inc.	147,553	12,149,514
		81,187,335
Professional Services - 0.0%
FTI Consulting, Inc. (a)	3,800	687,230
Road & Rail - 0.7%
Canadian Pacific Railway Ltd.	414,779	28,972,017
J.B. Hunt Transport Services, Inc.	198,065	31,189,296
Old Dominion Freight Lines, Inc.	69,690	17,860,153
Union Pacific Corp.	244,972	52,247,628
		130,269,094
Trading Companies & Distributors - 0.0%
Ferguson PLC	29,327	3,280,094

TOTAL INDUSTRIALS		810,172,775

INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	203,796	19,103,837
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	4,807,432	309,502,472
CDW Corp.	37,787	5,953,720
		315,456,192
IT Services - 3.4%
Accenture PLC Class A	773,449	214,748,115
Adyen BV (a)(d)	18,226	26,302,531
Affirm Holdings, Inc. (a)	2	36
Cloudflare, Inc. (a)	493,381	21,585,419
Cognizant Technology Solutions Corp. Class A	410,384	27,696,816
MasterCard, Inc. Class A	142,645	45,001,645
MongoDB, Inc. Class A (a)	88,644	23,003,118
Okta, Inc. (a)	7	633
PayPal Holdings, Inc. (a)	34,726	2,425,264
Snowflake, Inc. (a)	11,161	1,552,049
Visa, Inc. Class A	1,524,806	300,219,053
		662,534,679
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (a)	1,957,826	149,714,954
Analog Devices, Inc.	291,955	42,651,706
Applied Materials, Inc.	68,853	6,264,246
Broadcom, Inc.	34,285	16,655,996
Enphase Energy, Inc. (a)	33,392	6,519,454
Lam Research Corp.	23,670	10,086,971
Lattice Semiconductor Corp. (a)	141,156	6,846,066
Marvell Technology, Inc.	786,847	34,251,450
Monolithic Power Systems, Inc.	18,278	7,019,483
NVIDIA Corp.	3,139,686	475,945,001
onsemi (a)	954,201	48,005,852
Qualcomm, Inc.	2,199,138	280,917,888
Semtech Corp. (a)	44,491	2,445,670
Skyworks Solutions, Inc.	20,700	1,917,648
Synaptics, Inc. (a)	488,523	57,670,140
		1,146,912,525
Software - 8.9%
Adobe, Inc. (a)	518,066	189,643,240
Aspen Technology, Inc. (a)	5,900	1,083,712
Atlassian Corp. PLC (a)	258,127	48,373,000
Bill.Com Holdings, Inc. (a)	2	220
Cadence Design Systems, Inc. (a)	424,049	63,620,071
Check Point Software Technologies Ltd. (a)	97,592	11,884,754
Clear Secure, Inc. (e)	218,303	4,366,060
Confluent, Inc.	2	46
Datadog, Inc. Class A (a)	174,153	16,586,332
Dynatrace, Inc. (a)	19,300	761,192
Epic Games, Inc. (a)(b)(c)	14,010	13,029,300
Fortinet, Inc. (a)	113,880	6,443,330
Intuit, Inc.	87,934	33,893,281
KnowBe4, Inc. (a)	329,976	5,154,225
Microsoft Corp.	3,944,110	1,012,965,771
Roper Technologies, Inc.	4,490	1,771,979
Salesforce.com, Inc. (a)	1,859,044	306,816,622
ServiceNow, Inc. (a)	4,324	2,056,148
Stripe, Inc. Class B (a)(b)(c)	75,100	1,920,307
Tanium, Inc. Class B (a)(b)(c)	449,538	4,486,389
		1,724,855,979
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	6,465,316	883,938,004
Dell Technologies, Inc.	503,390	23,261,652
Pure Storage, Inc. Class A (a)	48,435	1,245,264
		908,444,920

TOTAL INFORMATION TECHNOLOGY		4,777,308,132

MATERIALS - 3.2%
Chemicals - 0.6%
CF Industries Holdings, Inc.	388,783	33,330,367
Corteva, Inc.	333,807	18,072,311
Nutrien Ltd. (e)	263,154	20,970,742
Olin Corp.	31,685	1,466,382
Sherwin-Williams Co.	97,615	21,856,975
The Mosaic Co.	179,689	8,486,711
Westlake Corp.	194,281	19,043,424
		123,226,912
Metals & Mining - 2.6%
Agnico Eagle Mines Ltd. (Canada)	132,540	6,066,856
B2Gold Corp.	6,121,667	20,735,292
Barrick Gold Corp. (Canada)	2,402,404	42,478,803
Cleveland-Cliffs, Inc. (a)	934,293	14,360,083
First Quantum Minerals Ltd.	99,722	1,891,867
Franco-Nevada Corp.	711,767	93,626,778
Freeport-McMoRan, Inc.	3,211,315	93,963,077
Glencore Xstrata PLC	1,440,432	7,802,009
Ivanhoe Electric, Inc. (a)	133,200	1,158,840
Ivanhoe Electric, Inc.	429,670	3,364,316
Ivanhoe Mines Ltd. (a)	6,013,375	34,617,083
Ivanhoe Mines Ltd. (a)(d)	1,471,331	8,469,983
MP Materials Corp. (a)(e)	48,864	1,567,557
Newmont Corp.	783,684	46,762,424
Novagold Resources, Inc. (a)	1,633,545	7,804,771
Nucor Corp. (e)	744,677	77,751,726
Steel Dynamics, Inc.	496,229	32,825,548
Stelco Holdings, Inc.	88,178	2,204,450
Sunrise Energy Metals Ltd. (a)	644,353	1,000,720
Wheaton Precious Metals Corp.	185,757	6,693,140
		505,145,323

TOTAL MATERIALS		628,372,235

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth (a)	517,442	14,245,178
Equity Residential (SBI)	24,686	1,782,823
Prologis (REIT), Inc.	354,882	41,751,867
Welltower, Inc.	142,488	11,733,887
		69,513,755
UTILITIES - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp.	202,264	11,581,637
Exelon Corp.	163,942	7,429,851
NextEra Energy, Inc.	110,330	8,546,162
NRG Energy, Inc.	146,370	5,586,943
PG&E Corp. (a)	1,679,424	16,760,652
Southern Co.	202,854	14,465,519
		64,370,764
TOTAL COMMON STOCKS
(Cost $15,835,109,232)		18,392,852,428

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.6%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E (a)(b)(c)	27,300	1,072,890
Series F (b)(c)	149,136	5,861,045
		6,933,935
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	43,228	225,218
Series C (a)(b)(c)	170,098	886,211
Series D (b)(c)	404,900	2,109,529
		3,220,958
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	2,700	1,008,855
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)	118,667	5,726,418
GoBrands, Inc.:
Series G (a)(b)(c)	8,352	1,794,344
Series H (b)(c)	11,788	2,532,534
		10,053,296
TOTAL CONSUMER DISCRETIONARY		14,283,109
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	37,316	1,235,533
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	57,282	1,230,417
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	486,500	2,224,765
Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E (a)(b)(c)	190,800	3,478,284
Series F (b)(c)	11,519	209,991
Somatus, Inc. Series E (b)(c)	2,766	2,413,708
		6,101,983
TOTAL HEALTH CARE		8,326,748
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Relativity Space, Inc.:
Series D (a)(b)(c)	207,384	3,255,929
Series E (a)(b)(c)	143,887	2,624,499
Space Exploration Technologies Corp. Series N (a)(b)(c)	49,490	34,643,000
		40,523,428
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	178,019	5,000,554
Commercial Services & Supplies - 0.1%
ZenPayroll, Inc.:
Series D (a)(b)(c)	184,203	5,599,771
Series E (b)(c)	28,063	853,115
		6,452,886
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	47,990	4,951,128
TOTAL INDUSTRIALS		56,927,996
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	80,736	12,307,396
Software - 0.0%
ASAPP, Inc. Series C (a)(b)(c)	204,122	710,345
Carbon, Inc.:
Series D (a)(b)(c)	9,678	118,846
Series E (a)(b)(c)	7,351	107,104
Nuro, Inc.:
Series C (a)(b)(c)	405,967	4,924,380
Series D (b)(c)	114,603	1,390,134
Stripe, Inc. Series H (a)(b)(c)	29,000	741,530
Tenstorrent, Inc. Series C1 (a)(b)(c)	33,000	1,857,240
		9,849,579
TOTAL INFORMATION TECHNOLOGY		22,156,975
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(b)(c)	1,289,012	5,723,213

TOTAL CONVERTIBLE PREFERRED STOCKS		116,817,926

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (b)	175,323	8,460,422
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,068,078	24,155,151

TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,615,573

TOTAL PREFERRED STOCKS
(Cost $131,147,678)		149,433,499
	Principal Amount	Value

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (Cost $1,840,000)(b)(c)(g)	1,840,000	1,840,000
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund 1.58% (h)	866,106,267	866,279,488
Fidelity Securities Lending Cash Central Fund 1.58% (h)(i)	174,833,967	174,851,451
TOTAL MONEY MARKET FUNDS
(Cost $1,041,129,946)		1,041,130,939
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $17,009,226,856)		19,585,256,866
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(138,260,102)
NET ASSETS - 100%		$19,446,996,764

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $209,725,929 or 1.1% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,172,596 or 0.3% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Acrisure Holdings, Inc. Series B	3/22/21	$1,043,678
ASAPP, Inc. Series C	4/30/21	$1,346,613
Beta Technologies, Inc. Series B, 6.00%	4/4/22	$4,951,128
Bowery Farming, Inc. Series C1	5/18/21	$2,248,263
ByteDance Ltd. Series E1	11/18/20	$8,846,581
Carbon, Inc. Series D	12/15/17	$225,990
Carbon, Inc. Series E	3/22/19	$205,787
Circle Internet Financial Ltd. Series E	5/11/21	$2,845,500
Circle Internet Financial Ltd. Series F	5/9/22	$5,000,627
Delhivery Private Ltd.	5/20/21	$4,511,240
Discord, Inc. Series I	9/15/21	$1,486,686
ElevateBio LLC Series C	3/9/21	$2,040,868
Epic Games, Inc.	7/13/20 - 7/30/20	$8,055,750
Fanatics, Inc. Class A	8/13/20 - 12/15/21	$12,844,485
GoBrands, Inc. Series G	3/2/21	$2,085,639
GoBrands, Inc. Series H	7/22/21	$4,579,527
High Power Exploration, Inc. Series A	11/15/19 - 3/4/21	$6,793,094
Lyra Health, Inc. Series E	1/14/21	$1,747,079
Lyra Health, Inc. Series F	6/4/21	$180,899
Nuro, Inc. Series C	10/30/20	$5,299,737
Nuro, Inc. Series D	10/29/21	$2,388,982
P3 Health Partners, Inc.	5/25/21	$4,506,200
Rad Power Bikes, Inc.	1/21/21	$1,599,460
Rad Power Bikes, Inc. Series A	1/21/21	$208,525
Rad Power Bikes, Inc. Series C	1/21/21	$820,526
Rad Power Bikes, Inc. Series D	9/17/21	$3,880,481
Reddit, Inc. Series E	5/18/21	$1,159,546
Reddit, Inc. Series F	8/11/21	$9,215,770
Relativity Space, Inc. Series D	11/20/20	$3,095,642
Relativity Space, Inc. Series E	5/27/21	$3,285,674
Somatus, Inc. Series E	1/31/22	$2,413,708
Space Exploration Technologies Corp. Class A	2/16/21	$3,065,927
Space Exploration Technologies Corp. Series N	8/4/20	$13,362,300
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$8,226,276
Stripe, Inc. Class B	5/18/21	$3,013,641
Stripe, Inc. Series H	3/15/21	$1,163,625
Tanium, Inc. Class B	9/18/20	$5,122,575
Tenstorrent, Inc. Series C1	4/23/21	$1,961,992
Tenstorrent, Inc. 0%	4/23/21	$1,840,000
TulCo LLC	8/24/17 - 9/7/18	$651,224
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	$7,064,832
ZenPayroll, Inc.	10/1/21	$1,448,054
ZenPayroll, Inc. Series D	7/16/19	$2,452,184
ZenPayroll, Inc. Series E	7/13/21	$852,984
Zipline International, Inc.	10/12/21	$3,148,776
Zipline International, Inc. Series E	12/21/20	$5,808,653
Zomato Ltd.	12/9/20 - 2/5/21	$2,762,058

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$557,157,321	$2,940,917,181	$2,631,795,014	$1,894,880	$--	$--	$866,279,488	1.6%
Fidelity Securities Lending Cash Central Fund 1.58%	69,004,697	722,213,971	616,367,217	178,692	--	--	174,851,451	0.5%
Total	$626,162,018	$3,663,131,152	$3,248,162,231	$2,073,572	$--	$--	$1,041,130,939

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,371,919,850	$2,336,138,641	$28,847,274	$6,933,935
Consumer Discretionary	1,927,417,873	1,823,981,820	73,043,471	30,392,582
Consumer Staples	786,723,937	722,105,580	63,382,824	1,235,533
Energy	978,454,303	978,454,303	--	--
Financials	2,677,157,244	2,661,861,886	2,183,743	13,111,615
Health Care	3,366,066,875	3,317,946,559	30,204,082	17,916,234
Industrials	867,100,771	770,323,813	29,844,738	66,932,220
Information Technology	4,799,465,107	4,731,569,605	26,302,531	41,592,971
Materials	634,095,448	617,205,910	11,166,325	5,723,213
Real Estate	69,513,755	69,513,755	--	--
Utilities	64,370,764	64,370,764	--	--
Preferred Securities	1,840,000	--	--	1,840,000
Money Market Funds	1,041,130,939	1,041,130,939	--	--
Total Investments in Securities:	$19,585,256,866	$19,134,603,575	$264,974,988	$185,678,303

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $166,169,870) — See accompanying schedule: Unaffiliated issuers (cost $15,968,096,910)	$18,544,125,927
Fidelity Central Funds (cost $1,041,129,946)	1,041,130,939
Total Investment in Securities (cost $17,009,226,856)		$19,585,256,866
Restricted cash		58,404
Foreign currency held at value (cost $373,017)		373,247
Receivable for investments sold		70,445,249
Receivable for fund shares sold		18,276,477
Dividends receivable		9,321,759
Distributions receivable from Fidelity Central Funds		1,005,577
Other receivables		280,219
Total assets		19,685,017,798
Liabilities
Payable to custodian bank	$230,495
Payable for investments purchased	34,975,690
Payable for fund shares redeemed	19,937,695
Accrued management fee	7,556,201
Other payables and accrued expenses	469,153
Collateral on securities loaned	174,851,800
Total liabilities		238,021,034
Net Assets		$19,446,996,764
Net Assets consist of:
Paid in capital		$17,021,291,875
Total accumulated earnings (loss)		2,425,704,889
Net Assets		$19,446,996,764
Net Asset Value, offering price and redemption price per share ($19,446,996,764 ÷ 1,161,007,592 shares)		$16.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$95,899,285
Income from Fidelity Central Funds (including $178,692 from security lending)		2,073,572
Total income		97,972,857
Expenses
Management fee	$50,276,885
Independent trustees' fees and expenses	39,456
Total expenses before reductions	50,316,341
Expense reductions	(306)
Total expenses after reductions		50,316,035
Net investment income (loss)		47,656,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $79,182)	(104,188,136)
Foreign currency transactions	(42,900)
Total net realized gain (loss)		(104,231,036)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $553,774)	(7,360,719,944)
Unfunded commitments	147,892
Assets and liabilities in foreign currencies	(38,063)
Total change in net unrealized appreciation (depreciation)		(7,360,610,115)
Net gain (loss)		(7,464,841,151)
Net increase (decrease) in net assets resulting from operations		$(7,417,184,329)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,656,822	$27,964,558
Net realized gain (loss)	(104,231,036)	975,461,106
Change in net unrealized appreciation (depreciation)	(7,360,610,115)	3,986,952,261
Net increase (decrease) in net assets resulting from operations	(7,417,184,329)	4,990,377,925
Distributions to shareholders	(108,023,499)	(121,152,368)
Share transactions
Proceeds from sales of shares	3,458,796,201	9,804,987,986
Reinvestment of distributions	108,023,498	121,048,719
Cost of shares redeemed	(2,741,244,637)	(6,050,741,750)
Net increase (decrease) in net assets resulting from share transactions	825,575,062	3,875,294,955
Total increase (decrease) in net assets	(6,699,632,766)	8,744,520,512
Net Assets
Beginning of period	26,146,629,530	17,402,109,018
End of period	$19,446,996,764	$26,146,629,530
Other Information
Shares
Sold	174,328,668	477,951,690
Issued in reinvestment of distributions	5,279,766	5,258,129
Redeemed	(138,672,631)	(284,504,628)
Net increase (decrease)	40,935,803	198,705,191

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund K6

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$23.34	$18.89	$14.47	$11.08	$11.36	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.04	.03	.03	.05	.05	.02
Net realized and unrealized gain (loss)	(6.53)	4.53	4.43	3.38	(.29)	1.36
Total from investment operations	(6.49)	4.56	4.46	3.43	(.24)	1.38
Distributions from net investment income	–D	(.05)	(.04)	(.04)	(.04)	(.02)
Distributions from net realized gain	(.09)	(.06)	–	–	–	–
Total distributions	(.10)E	(.11)	(.04)	(.04)	(.04)	(.02)
Net asset value, end of period	$16.75	$23.34	$18.89	$14.47	$11.08	$11.36
Total ReturnF,G	(27.90)%	24.14%	30.83%	31.00%	(2.15)%	13.77%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.45%J	.45%	.45%	.45%	.45%	.45%J
Expenses net of fee waivers, if any	.45%J	.45%	.45%	.45%	.45%	.45%J
Expenses net of all reductions	.45%J	.45%	.45%	.45%	.45%	.45%J
Net investment income (loss)	.43%J	.12%	.18%	.39%	.39%	.38%J
Supplemental Data
Net assets, end of period (000 omitted)	$19,446,997	$26,146,630	$17,402,109	$11,849,878	$5,278,087	$1,735,754
Portfolio turnover rateK	42%J,L	40%L	45%L	39%L	54%L	48%J,L

 A For the period May 25, 2017 (commencement of operations) through December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,999,870,461
Gross unrealized depreciation	(1,521,503,220)
Net unrealized appreciation (depreciation)	$2,478,367,241
Tax cost	$17,106,889,625

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Contrafund K6	Twitter, Inc.	$10,234,261

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Contrafund K6	10,556,074.05

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	4,578,182,255	4,938,869,707

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	17,688,826	130,268,916	321,577,995

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	42,699,397	878,532,885

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	44,919,036	495,055,406	944,525,951

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	224,086,125	4,505,428,497

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Contrafund K6	$71,881

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund K6	288,239,691	472,589,756	(4,041,387)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Contrafund K6	$19,208	$5,382	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $306.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Contrafund K6	.45%
Actual		$1,000.00	$721.00	$1.92
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund K6

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Contrafund K6

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Contrafund K6

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CONK6-SANN-0822
1.9883978.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022